UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Report to Stockholders

THRIVENT MUTUAL FUNDS

JUNE 30, 2016

THRIVENT GROWTH AND INCOME PLUS FUND
THRIVENT DIVERSIFIED INCOME PLUS FUND
SEMIANNUAL REPORT

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Dear Shareholder:

I am happy to share with you that, once again, Thrivent Mutual Funds was honored as one of the winners of the prestigious Thomson Reuters Lipper Fund Awards based on three-year risk-adjusted performance (period ending November 30, 2015). In the official announcement in February, we were named the Best Overall—Small Fund Family.

We were also named, for the second year in a row, the Best Mixed-Assets—Small Fund Family. This award covers six of our Funds: Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund.

But the honors didn’t end there. After strong performance in 2015, Barron’s ranked Thrivent Mutual Funds a top three mutual fund family in the annual 2015 Barron’s/Lipper Best Fund Family rankings. Not only was Thrivent Mutual Funds ranked third in the Best Mutual Fund Family category, we also received a fourth in the World Equity category.

We are encouraged that our 2015 fund performance was recognized by both Barron’s and Thomsen Reuters Lipper, and we are committed to helping investors like you prepare for a more secure financial future.

Thrivent Mutual Funds first launched our Asset Allocation Funds on June 30, 2005, to help shareholders like you seek to achieve your financial goals, such as saving to buy a home, paying for college, funding your retirement, or supporting causes in your communities. As of June 30, 2016, our Asset Allocation Funds had more than 240,000 investors, and total assets in the Funds exceeded $5.3 billion.

As you may be aware, the stock market has been particularly volatile in recent months. While volatility will always play a part in the performance of the stock market, our team of more than 100 investment professionals applies its experience, expertise and dedication in managing our portfolios to help provide you with more reassurance by seeking to mitigate the volatility in your portfolio through active management.

For instance, Thrivent Mutual Funds—like many mutual funds—attempts to reduce volatility by spreading assets to several different types of investments, including a variety of stocks, bonds and other debt instruments. The Asset Allocation Funds in particular employ investment strategies based on quantitative and qualitative analysis of historical data and provide tactical rebalancing based on current market conditions and are designed to serve as an all-in-one portfolio geared to your tolerance for risk.

Our vision is to be a resource that investors turn to as they look for tools to help them be wise with money and live generously.

Our dedication to improving your shareholder experience and actively managing your funds is a reflection of the message we’ve heard from you—that you value solution-oriented funds designed to meet your particular investment goals. We also recognize that we must continue to assess our mutual fund offerings and find new ways to serve you better. At Thrivent Mutual Funds, we seek to provide innovative investment solutions that stand the test of time.

I look forward to continuing to improve your shareholder experience in the years ahead as we pursue our mission to help you meet your financial goals.

Sincerely,

David S. Royal
President Thrivent Mutual Funds

Lipper defines a Small Fund Family as one with assets of $52.6 billion or less as of Nov. 30, 2014. Money market assets are excluded. This recognition only indicates performance relative to other mutual funds in the Mixed-Assets—Small Funds Family category. Thrivent Asset Management received this award for the three-year period only. For updated performance information, go to ThriventFunds.com. Past performance is not indicative of future results.

Lipper methodology: Fund groups with at least five equity, five bond or three mixed-asset portfolios in the respective asset classes are eligible for a group award. Twenty-six fund families met the criteria and were considered for the small fund family awards. The lowest average decile rank of the three years’ Consistent Return measure of the eligible funds per asset class and group will determine the asset class group award winner over the three-year period. In cases of identical results, the lower average percentile rank will determine the winner. Asset class group awards will be given to the best large and small groups separately. Small groups will need to have at least three distinct portfolios in one of the asset classes-equity, bond, or mixed asset. Front-end sales charges are not taken into consideration in Lipper’s evaluation methodology.

Copyright 2015 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

Barron’s methodology: To qualify for the Barron’s/Lipper Fund Family Rankings, a firm must have at least three funds in Lipper’s general U.S. stock category; one in world equity, which combines global and international funds; one mixed-asset fund, which holds stocks and bonds; two taxable-bond funds; and one tax-exempt offering. These funds must have a minimum track record of one year. Fund returns don’t include 12b-1 fees, fund loads, or sales charges. Each fund’s performance is measured against funds in its Lipper category, which leads to a percentile ranking (100 is the highest). Then, relative to funds within its fund family, it is weighted by asset size in its general classification. Single-sector, country and state funds are not factored into the score, nor are the Standard & Poor’s 500 Index funds.

Finally, the score is multiplied by the weighting of its general classification as determined by the entire Lipper universe of funds. The category weightings for the one-year results: general equity, 39.4%; world equity, 17.5%; mixed asset, 17.9%; taxable bond, 21.6%; and tax-exempt bond, 3.6%. The category weightings for the five-year results: general equity, 40.1%; world equity, 17.4%; mixed asset, 17.7%; taxable bond, 21%; and tax-exempt bond, 3.8%. The category weightings for the 10-year results: general equity, 45.1%; world equity, 15.9%; mixed asset, 16%; taxable bond, 18.8%; and tax-exempt bond, 4.2%.

Barron’s Best Fund Families publication dated Feb. 8, 2016. Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Reprinted with permission.

Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the fund, which investors should read and consider carefully before investing. Prospectuses are available from a Thrivent Financial representative or at ThriventFunds.com.

Performance data cited represents past performance and should not be viewed as an indication of future results. Investment return and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

Asset Allocation Fund risks: Each Fund is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other funds in which it invests. The value of each Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. Each Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high-yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave a Fund in a worse position than if it had not used these instruments.

Income Plus Fund risks: The value of each Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. Each Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high-yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An exchange-traded fund (ETF) is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave a Fund in a worse position than if it had not used these instruments.

Asset management services provided by Thrivent Asset Management, LLC, a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

Dear Shareholder:

The first six months of 2016 were characterized by a volatile but positive stock market, historically low interest rates, and a turbulent energy market that sent oil prices to their lowest level since 2003 before slowly rebounding through the final four months of the period.

The most prominent economic event of the period was Brexit—the United Kingdom’s (U.K.) vote to leave the European Union after being a member since 1973. The unexpected result sparked a two-day sell off in the stock market that temporarily wiped out about $3 trillion in investor assets. However, the market recovered most of its lost ground within a week after the Brexit vote.

Economic Review

Gross domestic product (GDP), which is the broadest measure of economic output, grew at a seasonally adjusted annual rate of only 0.8% in the first quarter of 2016 and 1.2% in the second quarter, according to the U.S. Commerce Department.

The sluggish U.S. economy can be attributed to a variety of factors, including declining corporate earnings, a slow recovery in the energy industry, an elevated dollar, sluggish consumer spending, a drop in manufacturing, and a slow global economy. However, China seems to be emerging from its economic weakness after a favorable GDP report in April that estimated its GDP growth at an annualized rate of 6.5%. We’ve also seen some positive movement in the emerging markets.

Although Brexit prompted a brief market disruption, we see this as a long-term issue since completing the mandate could take the U.K. at least two years.

Market Review

Earlier concerns that the Federal Reserve would begin raising interest rates more aggressively have diminished. Because of the slowing economy, the Fed has shown a reluctance to raise rates in 2016, although we may see another small rate hike by the end of the year.

In the stock market, economic uncertainty and low bond yields drove investors to the safety and dividends of utility and telecommunications stocks which, in turn, helped drive up the S&P 500 Utilities Index 23.41% and increased the telecommunications sector 24.85% for the first six months. Energy stocks also rallied as oil prices began moving up from a low of under $27 a barrel on February 11. As prices climbed to around $50 a barrel, the S&P 500 Energy Index climbed 16.1% for the six-month period. (S&P sector indexes reflect the composite performance of the S&P 500 stocks that comprise each of the 10 industrial sector groupings of the S&P 500 Index.)

International stocks experienced a difficult period, as investors remained cautious amidst a sluggish global economy. Through the first six months of 2016, the MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, was down 6.28%.

Most sectors of the bond market generated positive returns as investors moved to the safety of bonds in response to the slowing economy. Barclays 20+ Treasury Index, which tracks the returns of U.S. Treasury bonds with durations of 20 years or more, posted a total return of 15.83% for the six-month period. The Barclays Aggregate Index, which tracks a broad range of investment-grade bonds, generated a total return of 5.31% for the period. But as interest picked up in the bond market, yields for 10-year U.S. Treasuries dropped to the lowest level in four years, ending the six-month period at just 1.46%.

One factor that has been driving investment in the U.S. bond market is the lack of an adequate yield in overseas markets. Aggressive monetary policy by central banks in Europe and Japan has driven many bond yields below zero. In all, more than $10 trillion in government bonds now carry negative interest rates. This extreme policy is intended to stimulate economic growth in Europe and Japan but, in our view, has shown little evidence of success to date.

Our Outlook

Through the second half of 2016, we continue to have modest expectations for the stock market and the economy. We expect GDP growth to be lower this year than it has been over the past few years. The consensus among analysts for GDP growth for this year is 1.5%, according to the Blue Chip Economic Indicators, which is based on a monthly survey of more than 50 leading business economists. But we project GDP growth in a range from 1.0% to 1.5%.

Based on current economic conditions, we are not projecting a recession in the near term, considering that consumer spending is still at a reasonable level and the job market is still improving (slowly); however, we see the rising risk of a recession. Even if the economy does slip into a recession, we would expect it to be fairly modest and short-lived.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Asset Management.

Sincerely,

Russell W. Swansen
Chief Investment Officer
Thrivent Mutual Funds

THRIVENT GROWTH AND INCOME PLUS FUND

Stephen D. Lowe, CFA, John T. Groton, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Fund seeks long-term capital growth and income.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition (% of Portfolio)

Common Stock	66.7%
Long-Term Fixed Income	17.8%
Bank Loans	9.8%
Short-Term Investments	5.4%
Preferred Stock	0.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Financials	22.3%
Consumer Discretionary	13.3%
Information Technology	10.2%
Health Care	7.2%
Consumer Staples	6.8%
Industrials	6.2%
Energy	5.2%
Telecommunications Services	5.2%
Foreign Government	4.3%
Materials	3.9%

Top 10 Holdings
(% of Net Assets)

Amazon.com, Inc.	1.3%
FNMA Conventional 30-Yr. Pass Through	1.1%
Comcast Corporation	1.1%
Materials Select Sector SPDR Fund	1.0%
Simon Property Group, Inc.	0.9%
Merck & Company, Inc.	0.9%
Honeywell International, Inc.	0.9%
Visa, Inc.	0.9%
AutoZone, Inc.	0.9%
Abbott Laboratories	0.8%

These securities represent 9.8% of the total net assets of the Fund.

THRIVENT DIVERSIFIED INCOME PLUS FUND

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, John T. Groton, CFA, Noah J. Monsen, CFA, Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

Portfolio Composition
(% of Portfolio)

Long-Term Fixed Income	47.0%
Common Stock	31.9%
Bank Loans	12.3%
Short-Term Investments	5.6%
Preferred Stock	3.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Financials	20.3%
Collateralized Mortgage Obligations	13.1%
Consumer Discretionary	9.0%
Consumer Staples	7.4%
Telecommunications Services	6.7%
Information Technology	6.5%
Materials	4.9%
Energy	4.4%
Asset-Backed Securities	4.0%
Foreign Government	3.7%

Top 10 Holdings
(% of Net Assets)

Vanguard Short-Term Corporate Bond ETF	2.8%
FNMA Conventional 30-Yr. Pass Through	0.9%
Alerian MLP ETF	0.7%
Goldman Sachs Group, Inc., Convertible	0.6%
Amazon.com, Inc.	0.5%
Golub Capital BDC, Inc.	0.5%
Valeant Pharmaceuticals International, Inc., Term Loan	0.5%
Comcast Corporation	0.5%
Spectra Energy Corporation	0.4%
Materials Select Sector SPDR Fund	0.4%

These securities represent 7.8% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid during Period 1/1/2016 - 6/30/2016*	Annualized Expense Ratio
Thrivent Growth and Income Plus Fund
Actual
Class A	$1,000	$1,023	$5.57	1.11%
Class S	$1,000	$1,025	$4.03	0.80%
Hypothetical**
Class A	$1,000	$1,019	$5.56	1.11%
Class S	$1,000	$1,021	$4.02	0.80%
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,031	$4.94	0.98%
Class S	$1,000	$1,031	$3.50	0.69%
Hypothetical**
Class A	$1,000	$1,020	$4.91	0.98%
Class S	$1,000	$1,021	$3.49	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

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GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.1%)	Value	% of Net Assets
Basic Materials (0.4%)
	Other Securities^	$334,839	0.4%

	Total	334,839

Capital Goods (0.4%)
	Other Securities^	270,562	0.4%

	Total	270,562

Communications Services (3.0%)
	Other Securities^	2,282,583	3.0%

	Total	2,282,583

Consumer Cyclical (2.0%)
	Other Securities^	1,468,501	2.0%

	Total	1,468,501

Consumer Non-Cyclical (1.6%)
	Other Securities^	1,166,708	1.6%

	Total	1,166,708

Energy (0.6%)
	Other Securities^	412,611	0.6%

	Total	412,611

Financials (0.6%)
	Other Securities^	424,103	0.6%

	Total	424,103

Technology (0.9%)
	Other Securities^	699,282	0.9%

	Total	699,282

Transportation (0.5%)
	Other Securities^	362,087	0.5%

	Total	362,087

Utilities (0.1%)
	Other Securities^	135,320	0.1%

	Total	135,320

	Total Bank Loans
	(cost $7,823,051)	7,556,596

Shares	Common Stock (63.6%)	Value	% of Net Assets
Consumer Discretionary (10.1%)
1,300	Amazon.com, Inc.[a]	930,306	1.3%
810	AutoZone, Inc.[a]	643,010	0.9%
12,028	Comcast Corporation	784,105	1.1%
10,730	NIKE, Inc.	592,296	0.8%
6,874	Starbucks Corporation	392,643	0.5%
5,500	Walt Disney Company	538,010	0.7%
	Other Securities^	3,668,346	4.8%

	Total	7,548,716

Consumer Staples (4.1%)
4,188	Anheuser-Busch InBev NV ADR	551,476	0.8%
10,750	Coca-Cola Company	487,297	0.7%
6,545	Imperial Brands plc	354,955	0.5%
5,000	Philip Morris International, Inc.	508,600	0.7%
	Other Securities^	1,151,158	1.4%

	Total	3,053,486

Energy (4.0%)
77,727	BP plc	454,979	0.6%
5,870	EOG Resources, Inc.	489,675	0.7%
6,670	EQT Corporation	516,458	0.7%
12,900	Spectra Energy Corporation	472,527	0.6%
70,650	Weatherford International plc[a]	392,108	0.5%
	Other Securities^	704,120	0.9%

	Total	3,029,867

Financials (19.5%)
3,000	Allianz SE	427,974	0.6%
11,620	Citigroup, Inc.	492,572	0.7%
11,900	Duke Realty Corporation	317,254	0.4%
2,100	International Exchange, Inc.	537,516	0.7%
7,050	J.P. Morgan Chase & Company	438,087	0.6%
7,672	MetLife, Inc.	305,576	0.4%
1,228	Public Storage, Inc.	313,865	0.4%
3,034	Simon Property Group, Inc.	658,075	0.9%
14,280	Synchrony Financial[a]	360,998	0.5%
5,277	Welltower, Inc.	401,949	0.5%
	Other Securities^	10,289,304	13.8%

	Total	14,543,170

Health Care (7.1%)
16,020	Abbott Laboratories	629,746	0.9%
2,280	Allergan plc[a]	526,885	0.7%
6,330	Medtronic plc	549,254	0.7%
11,420	Merck & Company, Inc.	657,906	0.9%
3,930	Vertex Pharmaceuticals, Inc.[a]	338,059	0.5%
	Other Securities^	2,588,071	3.4%

	Total	5,289,921

Industrials (6.2%)
5,630	Honeywell International, Inc.	654,882	0.9%
5,450	Illinois Tool Works, Inc.	567,672	0.8%
5,190	Ingersoll-Rand plc	330,499	0.5%
8,980	Jacobs Engineering Group, Inc.[a]	447,294	0.6%
	Other Securities^	2,603,030	3.4%

	Total	4,603,377

Information Technology (8.5%)
870	Alphabet, Inc., Class Aa	612,071	0.8%
481	Alphabet, Inc., Class Ca	332,900	0.5%
6,170	Apple, Inc.	589,852	0.8%
14,348	EMC Corporation	389,835	0.5%
4,330	Facebook, Inc.[a]	494,832	0.7%
12,090	Microsoft Corporation	618,645	0.8%
8,710	Visa, Inc.	646,021	0.9%
10,570	Xilinx, Inc.	487,594	0.7%
	Other Securities^	2,210,929	2.8%

	Total	6,382,679

Materials (1.9%)
	Other Securities^	1,427,591	1.9%

	Total	1,427,591

Telecommunications Services (1.0%)
	Other Securities^	746,084	1.0%

	Total	746,084

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (63.6%)	Value	% of Net Assets
Utilities (1.2%)
	Other Securities^	$934,018	1.2%

	Total	934,018

	Total Common Stock (cost $47,229,902)	47,558,909

Principal Amount	Long-Term Fixed Income (18.4%)	Value	% of Net Assets
Asset-Backed Securities (0.1%)
	Other Securities^	39,577	0.1%

	Total	39,577

Basic Materials (0.4%)
	Other Securities^	273,463	0.4%

	Total	273,463

Capital Goods (0.8%)
	Other Securities^	571,359	0.8%

	Total	571,359

Collateralized Mortgage Obligations (2.3%)
	Other Securities^	1,717,917	2.3%

	Total	1,717,917

Communications Services (1.2%)
	Other Securities^	883,013	1.2%

	Total	883,013

Consumer Cyclical (1.2%)
	Other Securities^	885,513	1.2%

	Total	885,513

Consumer Non-Cyclical (1.1%)
	Other Securities^	846,796	1.1%

	Total	846,796

Energy (0.6%)
	Other Securities^	483,600	0.6%

	Total	483,600

Financials (2.0%)
	Goldman Sachs Group, Inc., Convertible
$375,000	0.500%, 9/24/2022	402,450	0.6%
	Other Securities^	1,077,528	1.4%

	Total	1,479,978

Foreign Government (4.3%)
	Other Securities^	3,189,487	4.3%

	Total	3,189,487

Mortgage-Backed Securities (2.7%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
780,000	3.500%, 7/1/2046[b]	823,022	1.1%
475,000	4.000%, 7/1/2046[b]	509,275	0.7%
250,000	4.500%, 7/1/2046[b]	272,889	0.4%
	Other Securities^	422,803	0.5%

	Total	2,027,989

Technology (0.8%)
	Other Securities^	$588,695	0.8%

	Total	588,695

Transportation (0.1%)
	Other Securities^	118,424	0.1%

	Total	118,424

U.S. Government and Agencies (0.2%)
	Other Securities^	154,275	0.2%

	Total	154,275

Utilities (0.6%)
	Other Securities^	437,296	0.6%

	Total	437,296

	Total Long-Term Fixed Income (cost $13,535,129)	13,697,382

Shares	Registered Investment Companies (4.9%)	Value	% of Net Assets
Equity Funds/ETFs (1.8%)
15,770	Materials Select Sector SPDR Fund	730,782	1.0%
9,990	Utilities Select Sector SPDR Fund	524,175	0.7%
	Other Securities^	129,691	0.1%

	Total	1,384,648

Fixed Income Funds/ETFs (3.1%)
11,514	iShares S&P U.S. Preferred Stock Index Fund	459,293	0.6%
15,340	PowerShares Senior Loan Portfolio	352,360	0.5%
6,545	Vanguard Short-Term Corporate Bond ETF	529,098	0.7%
	Other Securities^	975,145	1.3%

	Total	2,315,896

	Total Registered Investment Companies (cost $3,745,474)	3,700,544

Shares	Preferred Stock (0.3%)	Value	% of Net Assets
Financials (0.2%)
	Other Securities^	168,480	0.2%

	Total	168,480

Health Care (0.1%)
	Other Securities^	70,762	0.1%

	Total	70,762

	Total Preferred Stock (cost $229,155)	239,242

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value	% of Net Assets
	Federal National Mortgage Association Discount Notes
100,000	0.400%, 7/25/2016[d]	99,989	0.2%
	Thrivent Core Short-Term Reserve Fund
388,690	0.580%	3,886,898	5.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value	% of Net Assets
	Other Securities^	$99,936	0.1%

	Total Short-Term Investments (cost $4,086,778)	4,086,823

	Total Investments (cost $76,649,489) 102.8%	$76,839,496

	Other Assets and Liabilities, Net (2.8%)	(2,084,679)

	Total Net Assets 100.0%	$74,754,817

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Growth and Income Plus Fund held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $82,353 or 0.1% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,882,563
Gross unrealized depreciation	(3,947,533)

Net unrealized appreciation (depreciation)	$(64,970)
Cost for federal income tax purposes	$76,904,466

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	334,839	—	311,870	22,969
Capital Goods	270,562	—	270,562	—
Communications Services	2,282,583	—	2,077,899	204,684
Consumer Cyclical	1,468,501	—	1,468,501	—
Consumer Non-Cyclical	1,166,708	—	1,166,708	—
Energy	412,611	—	266,560	146,051
Financials	424,103	—	381,114	42,989
Technology	699,282	—	699,282	—
Transportation	362,087	—	283,978	78,109
Utilities	135,320	—	135,320	—
Common Stock
Consumer Discretionary	7,548,716	5,374,364	2,174,352	—
Consumer Staples	3,053,486	1,733,862	1,319,624	—
Energy	3,029,867	2,161,309	868,558	—
Financials	14,543,170	10,621,582	3,921,588	—
Health Care	5,289,921	3,912,956	1,376,965	—
Industrials	4,603,377	3,127,440	1,475,937	—
Information Technology	6,382,679	5,966,819	415,860	—
Materials	1,427,591	442,278	985,313	—
Telecommunications Services	746,084	210,034	536,050	—
Utilities	934,018	438,096	495,922	—
Long-Term Fixed Income
Asset-Backed Securities	39,577	—	39,577	—
Basic Materials	273,463	—	273,463	—
Capital Goods	571,359	—	571,359	—
Collateralized Mortgage Obligations	1,717,917	—	1,717,917	—
Communications Services	883,013	—	883,013	—
Consumer Cyclical	885,513	—	885,513	—
Consumer Non-Cyclical	846,796	—	846,796	—
Energy	483,600	—	483,600	—
Financials	1,479,978	—	1,077,528	402,450
Foreign Government	3,189,487	—	3,189,487	—
Mortgage-Backed Securities	2,027,989	—	2,027,989	—
Technology	588,695	—	588,695	—
Transportation	118,424	—	118,424	—
U.S. Government and Agencies	154,275	—	154,275	—
Utilities	437,296	—	437,296	—
Registered Investment Companies
Equity Funds/ETFs	1,384,648	1,384,648	—	—
Fixed Income Funds/ETFs	2,315,896	2,315,896	—	—
Preferred Stock
Financials	168,480	168,480	—	—
Health Care	70,762	—	70,762	—
Short-Term Investments	199,925	—	199,925	—

Subtotal Investments in Securities	$72,952,598	$37,857,764	$34,197,582	$897,252

Other Investments*	Total
Short-Term Investments	3,886,898

Subtotal Other Investments	$3,886,898

Total Investments at Value	$76,839,496

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	39,089	39,089	—	—

Total Asset Derivatives	$39,089	$39,089	$—	$—

Liability Derivatives
Futures Contracts	28,546	28,546	—	—

Total Liability Derivatives	$28,546	$28,546	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $199,925 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(3)	September 2016	($388,022)	($398,953)	($10,931)
CBOT 2-Yr. U.S. Treasury Note	(16)	September 2016	(3,493,107)	(3,509,250)	(16,143)
CBOT 5-Yr. U.S. Treasury Note	2	September 2016	240,147	244,328	4,181
CME E-mini S&P 500 Index	6	September 2016	615,708	627,060	11,352
CME Ultra Long Term U.S. Treasury Bond	2	September 2016	349,194	372,750	23,556
Ultra 10-Yr. U.S. Treasury Note	(1)	September 2016	(144,200)	(145,672)	(1,472)
Total Futures Contracts					$10,543

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts		$27,737
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts
Total Interest Rate Contracts		27,737
Equity Contracts		11,352
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts
Total Equity Contracts		11,352

Total Asset Derivatives		$39,089

Liability Derivatives
Interest Rate Contracts		28,546
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts
Total Interest Rate Contracts		28,546

Total Liability Derivatives		$28,546

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	38,202
Total Interest Rate Contracts		38,202
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	25,304
Total Equity Contracts		25,304
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	416
Total Credit Contracts		416

Total		$63,922

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(8,960)
Total Interest Rate Contracts		(8,960)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	14,217
Total Equity Contracts		14,217
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(5,862)
Total Credit Contracts		(5,862)

Total		($605)

The following table presents Growth and Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Equity Contracts	$609,476	0.8%	N/A	N/A
Interest Rate Contracts	3,684,216	5.1	N/A	N/A
Credit Contracts	N/A	N/A	$2,480	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Short Term Investment	$4,226,851	$8,198,280	$12,425,131	—	$—	$4,076
Core Short-Term Reserve	—	12,068,550	8,181,652	388,690	3,886,898	3,574
Total Value and Income Earned	$4,226,851				$3,886,898	$7,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.5%)	Value	% of Net Assets
Basic Materials (0.6%)
	Other Securities^	$4,365,931	0.6%

	Total	4,365,931

Capital Goods (0.4%)
	Other Securities^	2,863,438	0.4%

	Total	2,863,438

Communications Services (3.5%)
	Other Securities^	24,871,052	3.5%

	Total	24,871,052

Consumer Cyclical (2.3%)
	Other Securities^	16,378,140	2.3%

	Total	16,378,140

Consumer Non-Cyclical (2.1%)
	Valeant Pharmaceuticals International, Inc., Term Loan
$3,336,580	5.000%, 4/1/2022[a]	3,243,890	0.5%
	Other Securities^	11,684,596	1.6%

	Total	14,928,486

Energy (0.8%)
	Other Securities^	5,415,042	0.8%

	Total	5,415,042

Financials (0.8%)
	Other Securities^	5,515,423	0.8%

	Total	5,515,423

Technology (1.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
2,493,750	4.250%, 2/1/2023[a]	2,494,922	0.4%
	Western Digital Corporation, Term Loan
1,825,000	6.250%, 4/29/2023[a]	1,830,712	0.3%
	Other Securities^	4,361,992	0.5%

	Total	8,687,626

Transportation (0.6%)
	Other Securities^	3,901,394	0.6%

	Total	3,901,394

Utilities (0.2%)
	Other Securities^	1,592,407	0.2%

	Total	1,592,407

	Total Bank Loans (cost $92,697,785)	88,518,939

Principal Amount	Long-Term Fixed Income (48.0%)	Value	% of Net Assets
Asset-Backed Securities (4.0%)
	GSAA Home Equity Trust
2,187,376	0.723%, 7/25/2037[b]	1,937,205	0.3%
	NRZ Advance Receivables Trust
2,000,000	2.751%, 6/15/2049*,c	2,008,340	0.3%

	Vericrest Opportunity Loan Transferee
1,895,281	3.375%, 10/25/2058*,d	1,875,384	0.3%
	Other Securities^	22,346,710	3.1%

	Total	28,167,639

Basic Materials (1.0%)
	Other Securities^	6,947,925	1.0%

	Total	6,947,925

Capital Goods (2.1%)
	Other Securities^	14,488,086	2.1%

	Total	14,488,086

Collateralized Mortgage Obligations (13.1%)
	Alternative Loan Trust
826,018	5.500%, 5/25/2035	823,888	0.1%
	Countrywide Alternative Loan Trust
	0.853% - 6.000%,
1,839,903	2/25/2035 - 4/25/2036[b]	1,541,551	0.2%
	Countrywide Home Loan Mortgage Pass Through Trust
	2.754% - 2.759%,
2,467,255	11/25/2035 - 2/20/2036	1,972,874	0.3%
	Federal National Mortgage Association
	2.500% - 3.500%,
11,363,100	2/25/2028 - 1/25/2033[e]	1,189,336	0.2%
	Wells Fargo Mortgage Backed Securities Trust
1,892,890	2.990%, 7/25/2036	1,848,043	0.3%
	Other Securities^	85,055,422	12.0%

	Total	92,431,114

Commercial Mortgage-Backed Securities (0.4%)
	Other Securities^	2,772,411	0.4%

	Total	2,772,411

Communications Services (2.8%)
	Other Securities^	19,912,197	2.8%

	Total	19,912,197

Consumer Cyclical (2.6%)
	Other Securities^	18,134,544	2.6%

	Total	18,134,544

Consumer Non-Cyclical (3.3%)
	Other Securities^	23,533,254	3.3%

	Total	23,533,254

Energy (1.8%)
	Other Securities^	12,949,204	1.8%

	Total	12,949,204

Financials (7.1%)
	Bank of America Corporation
	2.625% - 8.000%,
983,000	5/2/2017 - 12/29/2049[f]	1,035,334	0.2%
	Goldman Sachs Group, Inc.
	1.798% - 7.500%,
999,000	1/31/2019 - 11/29/2023[b]	1,070,656	0.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value	% of Net Assets
Financials (7.1%) - continued
	Goldman Sachs Group, Inc., Convertible
$3,800,000	0.500%, 9/24/2022	$4,078,160	0.6%
	Other Securities^	44,208,845	6.2%

	Total	50,392,995

Foreign Government (3.7%)
	Other Securities^	26,421,937	3.7%

	Total	26,421,937

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,500,000	3.000%, 7/1/2031[g]	2,622,559	0.4%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,500,000	2.500%, 8/1/2028[g]	2,582,567	0.4%
2,000,000	2.500%, 7/1/2031[g]	2,069,178	0.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,000,000	3.500%, 7/1/2046[g]	6,330,937	0.9%
1,000,000	4.000%, 7/1/2046[g]	1,072,159	0.1%

	Total	14,677,400

Technology (1.7%)
	Other Securities^	11,787,739	1.7%

	Total	11,787,739

Transportation (0.4%)
	Other Securities^	3,009,489	0.4%

	Total	3,009,489

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
2,300,000	1.625%, 2/15/2026	2,325,875	0.3%
	Other Securities^	1,650,906	0.3%

	Total	3,976,781

Utilities (1.3%)
	Other Securities^	9,288,620	1.3%

	Total	9,288,620

	Total Long-Term Fixed Income (cost $338,011,042)	338,891,335

Shares	Common Stock (27.9%)	Value	% of Net Assets
Consumer Discretionary (4.1%)
5,070	Amazon.com, Inc.[h]	3,628,193	0.5%
3,170	AutoZone, Inc.[h]	2,516,473	0.4%
46,812	Comcast Corporation	3,051,674	0.5%
41,760	NIKE, Inc.	2,305,152	0.3%
21,420	Walt Disney Company	2,095,304	0.3%
	Other Securities^	15,476,925	2.1%

	Total	29,073,721

Consumer Staples (1.7%)
16,252	Anheuser-Busch InBev NV ADR	2,140,063	0.3%
41,830	Coca-Cola Company	1,896,154	0.3%

19,420	Philip Morris International, Inc.	1,975,402	0.3%
	Other Securities^	5,852,738	0.8%

	Total	11,864,357

Energy (1.8%)
22,790	EOG Resources, Inc.	1,901,142	0.3%
25,930	EQT Corporation	2,007,760	0.3%
84,000	Spectra Energy Corporation	3,076,920	0.4%
	Other Securities^	5,983,966	0.8%

	Total	12,969,788

Financials (9.6%)
183,600	Ares Capital Corporation	2,607,120	0.4%
45,320	Citigroup, Inc.	1,921,115	0.3%
180,000	Golub Capital BDC, Inc.	3,252,600	0.5%
8,200	International Exchange, Inc.	2,098,872	0.3%
134,000	Invesco Mortgage Capital, Inc.	1,834,460	0.3%
12,146	Simon Property Group, Inc.	2,634,467	0.4%
140,000	Solar Capital, Ltd.	2,667,000	0.4%
	Other Securities^	50,710,555	7.0%

	Total	67,726,189

Health Care (2.9%)
62,460	Abbott Laboratories	2,455,303	0.4%
8,870	Allergan plc[h]	2,049,768	0.3%
24,610	Medtronic plc	2,135,410	0.3%
44,430	Merck & Company, Inc.	2,559,612	0.4%
	Other Securities^	11,083,234	1.5%

	Total	20,283,327

Industrials (2.5%)
21,910	Honeywell International, Inc.	2,548,571	0.4%
21,140	Illinois Tool Works, Inc.	2,201,942	0.3%
	Other Securities^	13,300,532	1.8%

	Total	18,051,045

Information Technology (3.6%)
3,390	Alphabet, Inc., Class Ah	2,384,967	0.3%
23,950	Apple, Inc.	2,289,620	0.3%
16,880	Facebook, Inc.[h]	1,929,046	0.3%
47,060	Microsoft Corporation	2,408,060	0.4%
33,870	Visa, Inc.	2,512,138	0.4%
49,500	Xilinx, Inc.	2,283,435	0.3%
	Other Securities^	11,421,582	1.6%

	Total	25,228,848

Materials (0.8%)
	Other Securities^	5,609,237	0.8%

	Total	5,609,237

Telecommunications Services (0.4%)
	Other Securities^	2,809,571	0.4%

	Total	2,809,571

Utilities (0.5%)
	Other Securities^	3,540,036	0.5%

	Total	3,540,036

	Total Common Stock (cost $195,207,854)	197,156,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (4.6%)	Value	% of Net Assets
Equity Funds/ETFs (1.4%)
418,500	Alerian MLP ETF	$5,323,320	0.7%
61,170	Materials Select Sector SPDR Fund	2,834,618	0.4%
38,830	Utilities Select Sector SPDR Fund	2,037,410	0.3%
	Other Securities^	32,370	<0.1%

	Total	10,227,718

Fixed Income Funds/ETFs (3.2%)
109,560	PowerShares Senior Loan Portfolio	2,516,593	0.4%
247,465	Vanguard Short-Term Corporate Bond ETF	20,005,071	2.8%

	Total	22,521,664

	Total Registered Investment Companies (cost $34,320,993)	32,749,382

	Preferred Stock (3.3%)
Consumer Staples (0.3%)
	Other Securities^	2,303,580	0.3%

	Total	2,303,580

Financials (2.8%)
1,200	Bank of America Corporation, Convertible, 7.250%[f]	1,434,000	0.2%
24,000	Countrywide Capital V, 7.000%	626,160	0.1%
69,200	Goldman Sachs Group, Inc., 5.500%[f]	1,832,416	0.3%
1,445	Wells Fargo & Company, Convertible, 7.500%[f]	1,877,344	0.3%
	Other Securities^	14,020,293	1.9%

	Total	19,790,213

Health Care (0.2%)
	Other Securities^	1,065,600	0.2%

	Total	1,065,600

	Total Preferred Stock (cost $21,879,099)	23,159,393

	Collateral Held for Securities Loaned (0.1%)
480,195	Thrivent Cash Management Trust	480,195	0.1%

	Total Collateral Held for Securities Loaned (cost $480,195)	480,195

Shares or Principal Amount	Short-Term Investments (5.7%)[i]
3,837,144	Thrivent Core Short-Term Reserve Fund 0.580%	38,371,439	5.5%
	Other Securities^	1,699,436	0.2%

	Total Short-Term Investments (cost $40,070,510)	40,070,875

	Total Investments (cost $722,667,478) 102.1%	$721,026,238

	Other Assets and Liabilities, Net (2.1%)	(14,517,159)

	Total Net Assets 100.0%	$706,509,079

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
e	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of June 30, 2016 was $18,760,611 or 2.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
NRZ Advance Receivables Trust, 6/15/2049	6/23/2016	$1,999,997
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,885,079

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 30, 2016:

Securities Lending Transactions
Common Stock	$453,588

Total lending	$453,588
Gross amount payable upon return of collateral for securities loaned	$480,195

Net amounts due to counterparty	$26,607

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,051,564
Gross unrealized depreciation	(30,636,838)

Net unrealized appreciation (depreciation)	$(2,585,274)
Cost for federal income tax purposes	$723,611,512

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,365,931	—	3,831,450	534,481
Capital Goods	2,863,438	—	2,863,438	—
Communications Services	24,871,052	—	22,274,069	2,596,983
Consumer Cyclical	16,378,140	—	16,378,140	—
Consumer Non-Cyclical	14,928,486	—	14,535,456	393,030
Energy	5,415,042	—	3,697,850	1,717,192
Financials	5,515,423	—	5,068,999	446,424
Technology	8,687,626	—	8,687,626	—
Transportation	3,901,394	—	3,083,300	818,094
Utilities	1,592,407	—	1,592,407	—
Long-Term Fixed Income
Asset-Backed Securities	28,167,639	—	26,159,299	2,008,340
Basic Materials	6,947,925	—	6,947,925	—
Capital Goods	14,488,086	—	14,488,086	—
Collateralized Mortgage Obligations	92,431,114	—	92,431,114	—
Commercial Mortgage-Backed Securities	2,772,411	—	2,772,411	—
Communications Services	19,912,197	—	19,912,197	—
Consumer Cyclical	18,134,544	—	18,134,544	—
Consumer Non-Cyclical	23,533,254	—	23,533,254	—
Energy	12,949,204	—	12,949,204	—
Financials	50,392,995	—	46,314,835	4,078,160
Foreign Government	26,421,937	—	26,421,937	—
Mortgage-Backed Securities	14,677,400	—	14,677,400	—
Technology	11,787,739	—	11,787,739	—
Transportation	3,009,489	—	3,009,489	—
U.S. Government and Agencies	3,976,781	—	3,976,781	—
Utilities	9,288,620	—	9,288,620	—
Common Stock
Consumer Discretionary	29,073,721	20,841,399	8,232,322	—
Consumer Staples	11,864,357	6,906,899	4,957,458	—
Energy	12,969,788	9,756,331	3,213,457	—
Financials	67,726,189	53,251,542	14,474,647	—
Health Care	20,283,327	15,156,858	5,126,469	—
Industrials	18,051,045	12,127,437	5,923,608	—
Information Technology	25,228,848	23,594,055	1,634,793	—
Materials	5,609,237	1,684,118	3,925,119	—
Telecommunications Services	2,809,571	798,519	2,011,052	—
Utilities	3,540,036	1,666,535	1,873,501	—
Registered Investment Companies
Fixed Income Funds/ETFs	22,521,664	22,521,664	—	—
Equity Funds/ETFs	10,227,718	10,227,718	—	—
Preferred Stock
Consumer Staples	2,303,580	883,500	1,420,080	—
Financials	19,790,213	12,670,480	7,119,733	—
Health Care	1,065,600	—	1,065,600	—
Short-Term Investments	1,699,436	—	1,699,436	—

Subtotal Investments in Securities	$682,174,604	$192,087,055	$477,494,845	$12,592,704

Other Investments*	Total
Short-Term Investments	38,371,439
Collateral Held for Securities Loaned	480,195

Subtotal Other Investments	$38,851,634

Total Investments at Value	$721,026,238

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	832,792	832,792	—	—

Total Asset Derivatives	$832,792	$832,792	$—	$—

Liability Derivatives
Futures Contracts	640,201	640,201	—	—

Total Liability Derivatives	$640,201	$640,201	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $1,699,436 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(151)	September 2016	($19,530,423)	($20,080,641)	($550,218)
CBOT 2-Yr. U.S. Treasury Note	(58)	September 2016	(12,632,948)	(12,721,031)	(88,083)
CBOT 5-Yr. U.S. Treasury Note	250	September 2016	30,018,353	30,541,015	522,662
CBOT U.S. Long Bond	4	September 2016	651,482	689,375	37,893
CME E-mini S&P 500 Index	10	September 2016	1,047,000	1,045,100	(1,900)
CME S&P 500 Index	(70)	September 2016	(36,838,960)	(36,578,501)	260,459
CME Ultra Long Term U.S. Treasury Bond	1	September 2016	174,597	186,375	11,778
Total Futures Contracts					$192,591

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$572,333
Total Interest Rate Contracts		572,333
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	260,459
Total Equity Contracts		260,459

Total Asset Derivatives		$832,792

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	638,301
Total Interest Rate Contracts		638,301
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,900
Total Equity Contracts		1,900

Total Liability Derivatives		$640,201

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	452,069
Total Interest Rate Contracts		452,069
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,883,181)
Total Equity Contracts		(1,883,181)

Total		($1,431,112)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(75,021)
Total Interest Rate Contracts		(75,021)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	818,844
Total Equity Contracts		818,844

Total		$743,823

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$30,613,397	4.4%
Interest Rate Contracts	80,799,627	11.7

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$714,690	$10,864,202	$11,098,697	480,195	$480,195	$17,658
Cash Management Trust-Short Term Investment	33,870,084	115,242,836	149,112,920	—	—	33,165
Core Short-Term Reserve	—	94,775,396	56,403,957	3,837,144	38,371,439	31,591
Total Value and Income Earned	$34,584,774				$38,851,634	$82,414

The accompanying Notes to Financial Statements are an integral part of this schedule.

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THRIVENT MUTUAL FUNDS

Statement of Assets and Liabilities

As of June 30, 2016 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund
Assets
Investments at cost	$76,649,489	$722,667,478
Investments in securities at value	72,952,598	682,174,604
Investments in affiliates at value	3,886,898	38,851,634
Investments at Value	76,839,496	721,026,238
Cash	17,190 (a)	205,008 (b)
Dividends and interest receivable	290,435	4,027,886
Prepaid expenses	17,861	25,814
Receivable for investments sold	367,420	2,628,287
Receivable for fund shares sold	16,499	305,036
Receivable for expense reimbursements	25,601	—
Receivable for variation margin	7,567	42,963
Total Assets	77,582,069	728,261,232
Liabilities
Distributions payable	25,680	201,893
Accrued expenses	36,139	70,801
Payable for investments purchased	2,650,767	19,688,970
Payable upon return of collateral for securities loaned	—	480,195
Payable for fund shares redeemed	23,584	314,758
Payable for variation margin	4,063	421,188
Payable for investment advisory fees	39,887	317,531
Payable for administrative fees	6,938	16,225
Payable for distribution fees	14,745	119,814
Payable for transfer agent fees	6,418	36,010
Payable for trustee fees	204	762
Payable for trustee deferred compensation	17,869	76,410
Mortgage dollar roll deferred revenue	958	7,596
Total Liabilities	2,827,252	21,752,153
Net Assets
Capital stock (beneficial interest)	76,357,191	718,102,280
Accumulated undistributed net investment income/(loss)	(33,378)	992,459
Accumulated undistributed net realized gain/(loss)	(1,768,276)	(11,134,980)
Net unrealized appreciation/(depreciation) on:
Investments	190,007	(1,641,240)
Futures contracts	10,543	192,591
Foreign currency transactions	(1,270)	(2,031)
Total Net Assets	$74,754,817	$706,509,079
Class A Share Capital	$71,887,716	$585,005,661
Shares of beneficial interest outstanding (Class A)	7,438,419	85,101,293
Net asset value per share	$9.66	$6.87
Maximum public offering price	$10.12	$7.19
Class S Share Capital	$2,867,101	$121,503,418
Shares of beneficial interest outstanding (Class S)	296,283	17,829,185
Net asset value per share	$9.68	$6.81

(a)	Includes foreign currency holdings of $22,793 (cost $22,817).
(b)	Includes foreign currency holdings of $87,066 (cost $86,966).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

Statement of Operations

For the six months ended June 30, 2016 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund
Investment Income
Dividends	$770,792	$4,479,289
Taxable interest	474,148	11,093,253
Income from mortgage dollar rolls	18,667	95,993
Income from securities loaned	—	17,658
Income from affiliated investments	7,650	64,756
Foreign tax withholding	(38,587)	(154,633)
Total Investment Income	1,232,670	15,596,316
Expenses
Adviser fees	235,248	1,882,071
Administrative service fees	41,515	96,595
Audit and legal fees	17,250	20,315
Custody fees	40,207	51,444
Distribution expenses Class A	87,775	717,947
Insurance expenses	2,637	4,084
Printing and postage expenses Class A	11,511	70,758
Printing and postage expenses Class S	627	6,984
SEC and state registration expenses	17,085	34,041
Transfer agent fees Class A	39,453	223,543
Transfer agent fees Class S	991	30,609
Trustees’ fees	3,935	14,601
Other expenses	28,701	35,998
Total Expenses Before Reimbursement	526,935	3,188,990
Less:
Reimbursement from adviser	(129,209)	—
Total Net Expenses	397,726	3,188,990
Net Investment Income/(Loss)	834,944	12,407,326
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(1,537,254)	(8,624,593)
Futures contracts	63,506	(1,431,112)
Foreign currency and forward contract transactions	(2,245)	(4,309)
Swap agreements	416	—
Change in net unrealized appreciation/(depreciation) on:
Investments	2,409,009	17,952,623
Futures contracts	5,257	743,823
Foreign currency transactions	365	2,775
Swap agreements	(5,862)	—
Net Realized and Unrealized Gains/(Losses)	933,192	8,639,207
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,768,136	$21,046,533

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

Statement of Changes in Net Assets

	Growth and Income Plus Fund		Diversified Income Plus Fund
For the periods ended	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015
Operations
Net investment income/(loss)	$834,944	$1,490,488	$12,407,326	$23,677,401
Net realized gains/(losses)	(1,475,577)	1,246,931	(10,060,014)	4,250,446
Change in net unrealized appreciation/(depreciation)	2,408,769	(3,552,856)	18,699,221	(31,743,912)
Net Change in Net Assets Resulting From Operations	1,768,136	(815,437)	21,046,533	(3,816,065)
Distributions to Shareholders
From net investment income Class A	(814,006)	(1,445,573)	(10,755,967)	(20,122,834)
From net investment income Class S	(32,024)	(41,967)	(2,262,666)	(4,220,503)

Total From Net Investment Income	(846,030)	(1,487,540)	(13,018,633)	(24,343,337)

From net realized gains Class A	—	(1,330,640)	—	(2,769,924)
From net realized gains Class S	—	(27,864)	—	(517,423)

Total From Net Realized Gains	—	(1,358,504)	—	(3,287,347)

From return of capital Class A	—	(41,792)	—	—
From return of capital Class S	—	(954)	—	—

Total From Return of Capital	—	(42,746)	—	—

Total Distributions to Shareholders	(846,030)	(2,888,790)	(13,018,633)	(27,630,684)
Capital Stock Transactions
Class A
Sold	3,140,662	11,176,229	25,280,224	98,370,305
Distributions reinvested	773,293	2,701,932	9,630,174	20,547,070
Redeemed	(5,023,139)	(14,592,625)	(42,166,053)	(88,661,786)

Total Class A Capital Stock Transactions	(1,109,184)	(714,464)	(7,255,655)	30,255,589

Class S
Sold	1,720,618	843,740	29,176,117	36,529,007
Distributions reinvested	26,132	60,437	2,192,160	4,680,060
Redeemed	(429,681)	(1,085,378)	(19,446,970)	(44,105,282)

Total Class S Capital Stock Transactions	1,317,069	(181,201)	11,921,307	(2,896,215)

Capital Stock Transactions	207,885	(895,665)	4,665,652	27,359,374
Net Increase/(Decrease) in Net Assets	1,129,991	(4,599,892)	12,693,552	(4,087,375)
Net Assets, Beginning of Period	73,624,826	78,224,718	693,815,527	697,902,902
Net Assets, End of Period	$74,754,817	$73,624,826	$706,509,079	$693,815,527
Accumulated Undistributed Net Investment Income/(Loss)	$(33,378)	$(22,292)	$992,459	$1,603,766
Capital Stock Share Transactions
Class A shares
Sold	337,811	1,106,202	3,755,148	13,863,237
Distributions reinvested	80,387	277,376	1,423,336	2,924,247
Redeemed	(535,117)	(1,448,321)	(6,250,190)	(12,546,117)

Total Class A shares	(116,919)	(64,743)	(1,071,706)	4,241,367

Class S shares
Sold	181,010	84,324	4,330,914	5,202,465
Distributions reinvested	2,708	6,149	326,488	671,011
Redeemed	(44,925)	(108,898)	(2,905,908)	(6,290,858)

Total Class S shares	138,793	(18,425)	1,751,494	(417,382)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-one separate series each with its own investment objective and policies. The Trust currently consists of four asset allocation funds, four income plus funds, seven equity funds, five fixed-income funds, and one money market fund.

This shareholder report includes Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund (each, a “Fund” and, collectively, the “Funds”), two of the Trust’s twenty-one Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 - Financial Services - Investment Companies.

(A) Share Classes – Effective February 1, 2016, Institutional Class shares were renamed Class S shares. Effective February 29, 2016, Class A Shares were closed to new shareholders and are open to current Class A shareholders and others who reside at the same mailing address (“household”), with the exception of Thrivent Government Bond Fund. Class A shares of Thrivent Government Bond Fund are closed to all purchases and exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund. Effective February 29, 2016, the maximum front-end sales charge imposed on Class A Shares of equity funds was changed from 5.50% to 4.50%. Please refer to the Supplement to Class A Shares Prospectus dated February 12, 2016 for additional information. As of June 30, 2016, the Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 4.50% for both equity and fixed income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a lower or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 21 Funds of the Trust offer Class A and Class S shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of lnvestments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using price quotes obtained from third-party broker-dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U. S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely- than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 30, 2016, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2012 through 2015. Additionally, as of June 30, 2016, the tax year ended December 31, 2011 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

As of June 30, 2016, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date. However, in certain foreign markets where declaration of the dividend follows the ex-dividend date, the dividend will be recorded as soon as the Fund is informed of the declaration date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Growth and Income Plus Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(G) Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying asset. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign- currency- denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Growth and Income Plus
Futures Contracts	7,567	—	7,567	4,063	—	—	3,504	(*)
Diversified Income Plus
Futures Contracts	42,963	—	42,963	42,963	—	—	—

(*)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Growth and Income Plus
Futures Contracts	4,063	—	4,063	4,063	—	—	—
Diversified Income Plus
Futures Contracts	421,188	—	421,188	42,963	—	378,225	—
Securities Lending	480,195	—	480,195	453,588	—	—	26,607^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable from the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian-depending on market movements - on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(l) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less that the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money. Generally, in the event of borrower default, the Portfolio has the right to use the collateral to offset any losses incurred. However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of June 30, 2016, the value of securities on loan is as follows:

Fund	Securities on Loan
Diversified Income Plus	$453,588

(J) When-Issued and Delayed Delivery Transactions – Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when - issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2016, none of the Funds engaged in these types of investments.

(M) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 30, 2016, none of the Funds engaged in these types of transactions.

(N) Stripped Securities – Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

(O) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(Q) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(R) Recent Accounting Pronouncements –

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. Management has evaluated the impact of this guidance and has determined there to be no impact to financial statement amounts. However, footnote disclosures related to investments valued using the net asset value per share practical expedient will be increased to meet the requirement of this guidance.

(S) Litigation – Awards from class action litigation are recorded as realized gains on the payment date.

(T) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%

(B) Expense Reimbursements – For the period ended June 30, 2016, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A		Class S	Expiration Date
Growth and Income Plus	1.10	%*	0.80%	2/28/2017

*	Prior contractual expense cap of 1.25% expired on 2/1/2016.

(C) Distribution Plan – Through December 31, 2015, Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) was the Trust’s distributor. Effective January 1, 2016, Thrivent Distributors, LLC became the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares generally have a Rule 12b-1 fee of up to 0.25% of average net assets.

(D) Sales Charges and Other Fees – For the six months ended June 30, 2016, Thrivent Investment Mgt. received $151,527 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds. The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended June 30, 2016, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $138,110 from the Funds covered in this shareholder report.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency and dividend payment services necessary to the Funds on a per-account basis. For the six months ended June 30, 2016, Thrivent Investor Services received $302,465 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $9,117 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2016. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

(E) Indirect Expenses – Some Funds invest in other open-ended funds, including Thrivent Core Short-Term Reserve Fund for the purpose of overnight investment of cash, this Fund does not incur an advisory fee. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2016, the tax-basis balance has not yet been determined.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$26,903	$26,042
Diversified Income Plus	192,399	195,317

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$12,101	$12,027
Diversified Income Plus	69,501	60,923

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2016, the following Funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Growth and Income Plus	2	0.11%
Diversified Income Plus	14	2.66%

The Funds have no right to require registration of unregistered securities.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(C) Investments in High-Yielding Securities – The Funds may invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – During the six months ended June 30, 2016, none of the Funds engaged in these types of investments.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds or affiliated Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another Fund or Portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price. During the period ended June 30, 2016, Diversified Income Plus Fund engaged in sale transactions that complied with Rule 17a-7 of the 1940 Act in the amount of $4,846,947, which resulted in a net realized loss of $38,665.

(7) RELATED PARTY TRANSACTIONS

As of June 30, 2016, no related parties held shares in excess of 5% of the Funds covered in this shareholder report.

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through August 22, 2016, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(This page intentionally left blank)

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
GROWTH AND INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2016 (unaudited)	$9.55	$0.11	$0.11	$0.22	$(0.11)	$—
Year Ended 12/31/2015	10.03	0.19	(0.29)	(0.10)	(0.19)	(0.18)
Year Ended 12/31/2014	10.38	0.19	0.01	0.20	(0.20)	(0.35)
Year Ended 12/31/2013	9.59	0.18	1.83	2.01	(0.19)	(1.03)
Year Ended 12/31/2012	8.70	0.20	0.89	1.09	(0.20)	—
Year Ended 12/31/2011	9.08	0.13	(0.38)	(0.25)	(0.13)	—
Class S Shares
Period Ended 6/30/2016 (unaudited)	9.56	(0.03)	0.27	0.24	(0.12)	—
Year Ended 12/31/2015	10.05	0.26	(0.33)	(0.07)	(0.23)	(0.18)
Year Ended 12/31/2014	10.39	0.29	(0.05)	0.24	(0.23)	(0.35)
Year Ended 12/31/2013	9.60	0.44	1.61	2.05	(0.23)	(1.03)
Year Ended 12/31/2012	8.71	0.24	0.88	1.12	(0.23)	—
Year Ended 12/31/2011	9.08	0.16	(0.37)	(0.21)	(0.16)	—

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2016 (unaudited)	6.79	0.12	0.09	0.21	(0.13)	—
Year Ended 12/31/2015	7.10	0.23	(0.27)	(0.04)	(0.24)	(0.03)
Year Ended 12/31/2014	7.25	0.24	0.02	0.26	(0.23)	(0.18)
Year Ended 12/31/2013	6.82	0.23	0.47	0.70	(0.23)	(0.04)
Year Ended 12/31/2012	6.22	0.27	0.59	0.86	(0.26)	—
Year Ended 12/31/2011	6.39	0.27	(0.15)	0.12	(0.29)	—
Class S Shares
Period Ended 6/30/2016 (unaudited)	6.74	0.13	0.08	0.21	(0.14)	—
Year Ended 12/31/2015	7.04	0.25	(0.26)	(0.01)	(0.26)	(0.03)
Year Ended 12/31/2014	7.19	0.26	0.02	0.28	(0.25)	(0.18)
Year Ended 12/31/2013	6.77	0.26	0.46	0.72	(0.26)	(0.04)
Year Ended 12/31/2012	6.19	0.30	0.57	0.87	(0.29)	—
Year Ended 12/31/2011	6.36	0.29	(0.15)	0.14	(0.31)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

RATIOS/SUPPLEMENTAL DATA
					Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$(0.11)	$9.66	2.31%	$71.9	1.11%	2.29%	1.46%	1.94%	53%
(0.01)	(0.38)	9.55	(1.03)%	72.1	1.15%	1.92%	1.44%	1.63%	181%
—	(0.55)	10.03	1.89%	76.5	1.15%	1.93%	1.42%	1.66%	167%
—	(1.22)	10.38	21.08%	49.8	1.15%	1.69%	1.50%	1.34%	162%
—	(0.20)	9.59	12.60%	25.6	1.15%	2.18%	1.47%	1.86%	164%
—	(0.13)	8.70	(2.79)%	21.0	1.15%	1.47%	1.47%	1.15%	193%

—	(0.12)	9.68	2.55%	2.9	0.80%	2.71%	1.22%	2.30%	53%
(0.01)	(0.42)	9.56	(0.77)%	1.5	0.80%	2.26%	1.13%	1.93%	181%
—	(0.58)	10.05	2.34%	1.8	0.80%	2.24%	1.12%	1.92%	167%
—	(1.26)	10.39	21.56%	2.3	0.80%	2.02%	0.92%	1.90%	162%
—	(0.23)	9.60	12.97%	35.3	0.80%	2.52%	0.94%	2.38%	164%
—	(0.16)	8.71	(2.35)%	30.6	0.80%	1.80%	0.94%	1.66%	193%

—	(0.13)	6.87	3.08%	585.0	0.98%	3.58%	0.98%	3.58%	38%
—	(0.27)	6.79	(0.62)%	585.5	0.98%	3.28%	0.98%	3.28%	108%
—	(0.41)	7.10	3.54%	581.7	0.98%	3.33%	0.98%	3.33%	137%
—	(0.27)	7.25	10.40%	459.1	1.00%	3.34%	1.00%	3.34%	155%
—	(0.26)	6.82	14.08%	290.7	0.99%	4.14%	1.03%	4.10%	153%
—	(0.29)	6.22	1.78%	200.5	0.97%	4.29%	1.06%	4.20%	126%

—	(0.14)	6.81	3.10%	121.5	0.69%	3.88%	0.69%	3.88%	38%
—	(0.29)	6.74	(0.19)%	108.3	0.69%	3.56%	0.69%	3.56%	108%
—	(0.43)	7.04	3.90%	116.2	0.69%	3.60%	0.69%	3.60%	137%
—	(0.30)	7.19	10.70%	107.5	0.70%	3.66%	0.70%	3.66%	155%
—	(0.29)	6.77	14.23%	54.2	0.72%	4.47%	0.72%	4.47%	153%
—	(0.31)	6.19	2.18%	17.4	0.74%	4.53%	0.74%	4.52%	126%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at ThriventFunds.com or sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is available at ThriventFunds.com or sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at ThriventFunds.com or sec.gov where it is part of form N-CSRS.

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This page is not part of the semiannual report.

THRIVENT MUTUAL FUNDS

4321 North Ballard Road, Appleton, WI 54919-0001

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at **800-847-4836**. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI 54919-0001, or by calling us at **800-847-4836**. We will begin to mail separate regulatory mailings within 30 days of receiving your request.

It's your choice—email, U.S. mail or some of each?

Paperless delivery of documents provides faster access to important information. An email is sent to you when new documents are available.

Paperless delivery options:

- Prospectuses
- Annual and semiannual reports
- Most billing and contribution notices
- Most contract and account statements
- Most life insurance statements
- Confirmation activity statements
- Annual privacy notice
- *Thrivent* magazine

Go to Thrivent.com/gopaperless to learn more.

Securities offered through Thrivent Distributors LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

24042SAR R8-16

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

(a) The summary schedule of investments for these funds; Growth and Income Plus Fund and Diversified Income Plus Fund, are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for said funds are filed under this Item.

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.1%)[a]	Value
Basic Materials (0.4%)
	Alpha Natural Resources, Inc., Term Loan
$49,395	3.500%, 5/22/2020[b]	$22,969
	Fortescue Metals Group, Ltd., Term Loan
118,634	4.250%, 6/30/2019	113,295
	Ineos US Finance, LLC, Term Loan
88,828	3.750%, 12/15/2020	86,533
	NewPage Corporation, Delayed Draw
14,700	11.000%, 7/26/2017	14,590
	NewPage Corporation, Term Loan
15,113	11.000%, 7/26/2017	8,388
73,050	0.000%, 2/11/2021[b]	9,862
	Tronox Pigments BV, Term Loan
82,934	4.500%, 3/19/2020	79,202

	Total	334,839

Capital Goods (0.4%)
	Accudyne Industries, LLC, Term Loan
62,705	4.000%, 12/13/2019	56,121
	ADS Waste Holdings, Inc., Term Loan
51,581	3.750%, 10/9/2019	50,678
	Berry Plastics Group, Inc., Term Loan
118,098	3.500%, 2/8/2020	117,212
	Rexnord, LLC, Term Loan
47,186	4.000%, 8/21/2020	46,551

	Total	270,562

Communications Services (3.0%)
	Atlantic Broadband Penn, LLC, Term Loan
59,010	3.250%, 11/30/2019	58,881
	Birch Communication Inc., Term Loan
84,022	7.750%, 7/17/2020	68,898
	Block Communications, Inc., Term Loan
99,495	4.000%, 11/7/2021	99,371
	Charter Communications Operating, LLC, Term Loan
72,505	3.000%, 7/1/2020	71,916
	Cincinnati Bell, Inc., Term Loan
79,521	4.000%, 9/10/2020	78,965
	CommScope, Inc., Term Loan
109,175	3.750%, 12/29/2022	109,107
	CSC Holdings, LLC, Term Loan
37,500	5.000%, 10/9/2022	37,509
	Fairpoint Communications, Term Loan
101,176	7.500%, 2/14/2019	100,776
	Grande Communications Networks, LLC, Term Loan
89,243	4.500%, 5/29/2020	87,458
	Gray Television, Inc., Term Loan
151,351	3.938%, 6/13/2021	151,351
	Hargray Communications Group, Inc., Term Loan
96,597	5.250%, 6/26/2019	96,476
	Integra Telecom Holdings, Inc., Term Loan
64,382	5.250%, 8/14/2020	62,491
	Intelsat Jackson Holdings SA, Term Loan
39,444	3.750%, 6/30/2019	35,864
	Level 3 Communications, Inc., Term Loan
121,000	4.000%, 8/1/2019	120,774
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
105,000	4.500%, 1/7/2022	102,375
	LTS Buyer, LLC, Term Loan
106,122	4.000%, 4/13/2020	104,862
	MCC Georgia, LLC, Term Loan
68,600	3.750%, 6/30/2021	68,372
	NEP/NCP Holdco, Inc., Term Loan
89,483	4.250%, 1/22/2020	87,358
	Numericable US, LLC, Term Loan
74,625	4.563%, 7/29/2022	73,319
	SBA Senior Finance II, LLC, Term Loan
98,000	3.250%, 3/24/2021	96,870
	TNS, Inc., Term Loan
36,461	5.000%, 2/14/2020	36,415
	Univision Communications, Inc., Term Loan
89,190	4.000%, 3/1/2020	88,617
	Virgin Media Investment Holdings, Ltd., Term Loan
46,459	3.649%, 6/30/2023	45,282
	WideOpenWest Finance, LLC, Term Loan
103,200	4.500%, 4/1/2019	102,798
	WMG Acquisition Corporation, Term Loan
49,744	3.750%, 7/1/2020	49,122
	XO Communications, LLC, Term Loan
97,848	4.250%, 3/20/2021	97,562
	Yankee Cable Acquisition, LLC, Term Loan
79,707	4.250%, 3/1/2020	79,507
	Zayo Group, LLC, Term Loan
70,741	3.750%, 5/6/2021	70,287

	Total	2,282,583

Consumer Cyclical (2.0%)
	Amaya BV, Term Loan
159,978	5.000%, 8/1/2021	154,712
	Burlington Coat Factory Warehouse Corporation, Term Loan
87,246	4.250%, 8/13/2021	86,991
	Cengage Learning Acquisitions, Term Loan
70,000	5.250%, 6/7/2023	69,125
	Ceridian HCM Holding, Inc., Term Loan
43,254	4.500%, 9/15/2020	41,741
	Charter Communications Operating, LLC, Term Loan
44,620	3.000%, 1/3/2021	44,330
	Dollar Tree, Inc., Term Loan
43,092	3.500%, 7/6/2022	43,029
	FCA US, LLC, Term Loan
34,539	3.250%, 12/31/2018	34,420

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.1%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Golden Nugget, Inc., Delayed Draw
$9,882	5.500%, 11/21/2019	$9,882
	Golden Nugget, Inc., Term Loan
23,058	5.500%, 11/21/2019	23,058
	IMG Worldwide, Inc., Term Loan
93,485	5.250%, 5/6/2021[c,d]	92,877
75,000	0.000%, 5/6/2022[c,d]	72,750
	KAR Auction Services, Inc., Term Loan
99,750	4.250%, 3/9/2023	99,957
	Las Vegas Sands, LLC, Term Loan
19,500	3.250%, 12/19/2020	19,476
	Marina District Finance Company, Inc., Term Loan
25,105	6.500%, 8/15/2018	25,074
	Michaels Stores, Inc., Term Loan
56,422	4.000%, 1/28/2020	56,405
	Mohegan Tribal Gaming Authority, Term Loan
100,140	5.500%, 6/15/2018	99,314
	Scientific Games International, Inc., Term Loan
89,700	6.000%, 10/18/2020	88,504
214,191	6.000%, 10/1/2021[c,d]	210,978
	Seminole Hard Rock Entertainment, Inc., Term Loan
146,970	3.500%, 5/14/2020	145,989
	Seminole Indian Tribe of Florida, Term Loan
49,839	3.000%, 4/29/2020	49,889

	Total	1,468,501

Consumer Non-Cyclical (1.6%)
	Albertson’s, LLC, Term Loan
14,963	4.750%, 12/21/2022	14,934
	Catalina Marketing Corporation, Term Loan
38,851	4.500%, 4/9/2021	32,408
	CHS/Community Health Systems, Inc., Term Loan
10,912	3.924%, 12/31/2018	10,805
11,515	3.750%, 1/27/2021	11,181
21,187	4.000%, 1/27/2021	20,619
	Endo Luxembourg Finance I Co Sarl, Term Loan
99,500	3.750%, 9/26/2022	97,734
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	60,551
39,194	3.750%, 9/18/2020	39,072
24,875	4.000%, 10/30/2022	24,797
	Libbey Glass, Inc., Term Loan
119,659	3.750%, 4/9/2021	118,837
	LTF Merger Sub, Inc., Term Loan
74,250	4.250%, 6/10/2022	72,394
	Mallinckrodt International Finance SA, Term Loan
39,797	3.500%, 3/19/2021	39,300
	McGraw-Hill Global Education Holdings, LLC, Term Loan
115,000	5.000%, 5/4/2022	114,684
	MultiPlan, Inc., Term Loan
40,000	5.000%, 6/7/2023	40,090
	Ortho-Clinical Diagnostics, Inc., Term Loan
127,961	4.750%, 6/30/2021	120,817

	Supervalu, Inc., Term Loan

95,289	5.500%, 3/21/2019[c,d]	95,051
	Valeant Pharmaceuticals International, Inc., Term Loan
260,676	5.000%, 4/1/2022	253,434

	Total	1,166,708

Energy (0.6%)
	Arch Coal, Inc., Term Loan
89,681	7.500%, 5/16/2018[b]	41,141
	Energy Solutions, LLC, Term Loan
50,358	6.750%, 5/29/2020	48,847
	Exgen Renewables I, LLC, Term Loan
33,061	5.250%, 2/6/2021	32,999
	Houston Fuel Oil Terminal, LLC, Term Loan
59,848	4.250%, 8/19/2021	57,604
	McJunkin Red Man Corporation, Term Loan
56,081	5.000%, 11/8/2019	53,838
	MEG Energy Corporation, Term Loan
68,867	3.750%, 3/31/2020	60,357
	Pacific Drilling SA, Term Loan
66,930	4.500%, 6/3/2018	20,414
	Targa Resources Partners, LP, Term Loan
40,000	5.750%, 2/27/2022	39,600
	Western Refining, Inc., Term Loan
39,796	5.250%, 11/12/2020	38,353
20,000	5.500%, 5/27/2023	19,458

	Total	412,611

Financials (0.6%)
	Delos Finance Sarl, Term Loan
80,000	3.500%, 3/6/2021	79,860
	DJO Finance, LLC, Term Loan
59,550	4.250%, 6/7/2020	56,672
	Harland Clarke Holdings Corporation, Term Loan
44,318	7.000%, 5/22/2018	42,989
80,000	7.000%, 12/31/2019	77,400
	TransUnion, LLC, Term Loan
58,650	3.500%, 4/9/2021	57,853
	WaveDivision Holdings, LLC, Term Loan
109,650	4.000%, 10/15/2019	109,329

	Total	424,103

Technology (0.9%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
214,462	4.250%, 2/1/2023	214,563
	First Data Corporation, Term Loan
91,893	4.452%, 3/24/2021	91,472
50,000	4.202%, 7/8/2022	49,500
	ON Semiconductor Corporation, Term Loan
120,000	5.250%, 3/31/2023	120,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.1%)[a]	Value
Technology (0.9%) - continued
	SS&C European Holdings SARL, Term Loan
$39,573	4.000%, 7/8/2022	$39,532
5,415	4.000%, 7/8/2022	5,409
	Western Digital Corporation, Term Loan
160,000	6.250%, 4/29/2023	160,501
	Zayo Group, LLC, Term Loan
18,027	4.500%, 5/6/2021	18,005

	Total	699,282

Transportation (0.5%)
	American Airlines, Inc., Term Loan
89,260	3.250%, 6/27/2020	87,963
	Delta Airlines, Inc., Term Loan
99,250	3.250%, 8/24/2022	99,002
	OSG Bulk Ships, Inc., Term Loan
81,364	5.250%, 8/5/2019	78,109
	XPO Logistics, Inc., Term Loan
97,013	5.500%, 11/1/2021	97,013

	Total	362,087

Utilities (0.1%)
	Calpine Corporation, Term Loan
87,993	3.500%, 5/27/2022	86,966
	Intergen NV, Term Loan
54,330	5.500%, 6/15/2020[c,d]	48,354

	Total	135,320

	Total Bank Loans (cost $7,823,051)	7,556,596

Shares	Common Stock (63.6%)
Consumer Discretionary (10.1%)
1,600	Aisan Industry Company, Ltd.	10,353
1,300	Amazon.com, Inc.[e]	930,306
2,800	APN Outdoor Group Pty, Ltd.	14,509
810	AutoZone, Inc.[e]	643,010
200	Bayerische Motoren Werke AG	12,749
100	Beiersdorf AG	9,468
3,300	Berkeley Group Holdings plc	111,434
4,550	Best Buy Company, Inc.	139,230
1,800	Betsson AB	15,055
500	Brembo SPA	27,543
1,200	Bridgestone Corporation	38,564
1,500	Bunzl plc	46,153
3,110	Burlington Stores, Inc.[e]	207,468
2,000	Calsonic Kansei Corporation	15,200
2,496	Cedar Fair, LP	144,319
3,100	Cineworld Group plc	22,614
12,028	Comcast Corporation	784,105
900	Compass Group plc	17,123
1,920	Core-Mark Holding Company, Inc.	89,971
400	Daimler AG	23,935
10,700	Debenhams plc	7,907
4,800	Denso Corporation	168,890
6,100	EDION Corporation	50,314
4,300	Eutelsat Communications	81,163
7,280	Ford Motor Company	91,510
4,200	Fuji Heavy Industries, Ltd.	144,368
3,110	General Motors Company	88,013
6,000	Gunze, Ltd.	16,761
2,200	Hakuhodo Dy Holdings, Inc.	26,369
2,200	Harman International Industries, Inc.	158,004
300	Hennes & Mauritz AB	8,826
6,400	Honda Motor Company, Ltd.	160,546
3,900	Howden Joinery Group plc	20,031
6,200	Inchcape plc	52,132
600	InterContinental Hotels Group plc	22,128
900	Intertek Group plc	41,934
700	JB Hi-Fi, Ltd.	12,686
200	Koito Manufacturing Co., Ltd.	9,209
361	Linamar Corporation	12,859
300	LVMH Moet Hennessy Louis Vuitton SE	45,221
1,700	Marks and Spencer Group plc	7,280
6,874	MDC Partners, Inc.	125,725
4,180	Newell Brands, Inc.	203,023
10,730	NIKE, Inc.	592,296
3,000	NOK Corporation	51,017
600	Nokian Renkaat Oyj	21,505
100	Paddy Power plc	10,510
2,000	PanaHome Corporation	15,832
6,400	Persimmon plc	124,107
500	ProSiebenSat.1 Media AGe	21,871
2,491	Restoration Hardware Holdings, Inc.[e]	71,442
200	Rightmove plc	9,768
1,200	Saizeriya Company, Ltd.	21,442
1,500	Sekisui House, Ltd.	26,268
1,600	SHOWA Corporation	8,983
900	Sky plc	10,227
2,300	Sports Direct International plc[e]	9,848
1,000	Stanley Electric Company, Ltd.	21,356
4,300	Star Entertainment Group, Ltd.	17,521
6,874	Starbucks Corporation	392,643
4,500	Sumitomo Forestry Company, Ltd.	61,075
2,500	Sumitomo Rubber Industries, Ltd.	33,470
200	Swatch Group AG	11,454
500	Tamron Company, Ltd.	6,706
5,000	Tatts Group, Ltd.	14,389
9,800	Taylor Wimpey plc	17,386
4,780	Toll Brothers, Inc.[e]	128,630
800	USS Company, Ltd.	13,221
100	Valora Holding AG	27,800
2,000	Wacoal Holdings Corporation	19,737
5,500	Walt Disney Company	538,010
3,700	WH Smith plc	77,732
280	Whirlpool Corporation	46,659
500	Whitbread plc	23,395
3,800	Wolters Kluwer NV	153,867
2,900	WPP plc	60,440
2,400	Yokohama Rubber Company, Ltd.	30,101

	Total	7,548,716

Consumer Staples (4.1%)
300	AarhusKarlshamn AB	21,416
4,188	Anheuser-Busch InBev NV ADR	551,476
2,800	Axfood AB	53,781
759	British American Tobacco plc	49,205
10,750	Coca-Cola Company	487,297
4,300	Coca-Cola HBC AG	87,009
135	George Weston, Ltd.	11,683
800	Henkel AG & Company KGaA	86,535
6,545	Imperial Brands plc	354,955
800	Jeronimo Martins SGPS SA	12,617
400	Kesko Oyj	16,987
12,400	Koninklijke Ahold NV	273,825
300	KOSE Corporation	25,422

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (63.6%)	Value
Consumer Staples (4.1%) - continued
1,200	Nestle SA	$92,974
1,000	Nichirei Corporation	9,226
1,000	Nippon Meat Packers, Inc.	24,494
5,000	Philip Morris International, Inc.	508,600
272	Premium Brands Holdings Corporation	11,453
1,000	Suedzucker AG	22,026
400	Sugi Holdings Company, Ltd.	22,303
3,200	Swedish Match AB	111,674
230	Universal Corporation	13,280
3,690	WhiteWave Foods Company[e]	173,209
2,037	Woolworths, Ltd.	32,039

	Total	3,053,486

Energy (4.0%)
77,727	BP plc	454,979
800	Caltex Australia, Ltd.	19,288
4,270	Continental Resources, Inc.[e]	193,303
5,870	EOG Resources, Inc.	489,675
6,670	EQT Corporation	516,458
3,570	OMV AG	100,356
3,050	Parsley Energy, Inc.[e]	82,533
2,760	Royal Dutch Shell plc	75,708
29	Royal Dutch Shell plc, Class A	797
1,645	Royal Dutch Shell plc, Class B	45,449
12,900	Spectra Energy Corporation	472,527
2,096	Statoil ASA	36,217
2,831	Total SA	135,764
170	Vantage Drilling International[e]	14,705
70,650	Weatherford International plc[e]	392,108

	Total	3,029,867

Financials (19.5%)
650	Acadia Realty Trust	23,088
1,010	Affiliated Managers Group, Inc.[e]	142,178
800	Agree Realty Corporation	38,592
2,872	Alexandria Real Estate Equities, Inc.	297,309
3,000	Allianz SE	427,974
300	American Campus Communities, Inc.	15,861
2,500	Anima Holding SPA[f]	11,786
1,400	Apartment Investment & Management Company	61,824
8,250	Apollo Investment Corporation	45,705
1,200	Apple Hospitality REIT, Inc.	22,572
3,800	Ares Capital Corporation	53,960
5,300	Australia & New Zealand Banking Group, Ltd.	96,566
1,100	AvalonBay Communities, Inc.	198,429
11,500	Banco Santander SA	44,628
7,000	Bank Hapoalim, Ltd.	35,265
11,200	Bank of East Asia, Ltd.	43,313
1,587	Bank of Montreal	100,665
5,128	Bank of Nova Scotia	251,290
3,819	Bank of Queensland, Ltd.	30,469
3,570	Bank of the Ozarks, Inc.	133,946
9,000	BinckBank NV	44,741
400	Bluerock Residential Growth REIT, Inc.	5,200
1,856	Boston Properties, Inc.	244,806
8,228	Brixmor Property Group, Inc.	217,713
2,890	Camden Property Trust	255,534
159	Canadian Imperial Bank of Commerce	11,943
1,642	Canadian Western Bank	31,329
12,000	CapitaMall Trust	19,080
625	Care Capital Properties, Inc.	16,381
356	Chesapeake Lodging Trust	8,277
3,000	Chiba Bank, Ltd.	14,177
11,620	Citigroup, Inc.	492,572
3,800	CNP Assurances	56,065
250	CoreSite Realty Corporation	22,173
1,690	Crown Castle International Corporation	171,417
1,500	CubeSmart	46,320
600	CyrusOne, Inc.	33,396
100	Daito Trust Construction Company, Ltd.	16,236
600	Danske Bank AS	15,792
2,200	DDR Corporation	39,908
1,600	Derwent London plc	55,820
16,900	DEXUS Property Group	114,678
1,018	Digital Realty Trust, Inc.	110,952
11,646	Direct Line Insurance Group plc	53,842
500	Douglas Emmett, Inc.	17,760
11,900	Duke Realty Corporation	317,254
350	DuPont Fabros Technology, Inc.	16,639
400	Education Realty Trust, Inc.	18,456
7,910	Encore Capital Group, Inc.[e]	186,122
456	EPR Properties	36,790
700	Equinix, Inc.	271,411
1,000	Equity Lifestyle Properties, Inc.	80,050
400	Equity One, Inc.	12,872
3,468	Equity Residential	238,876
4,100	Erste Group Bank AG	93,349
550	Essex Property Trust, Inc.	125,450
1,200	EXOR SPA	44,299
950	Extra Space Storage, Inc.	87,913
400	Federal Realty Investment Trust	66,220
300	First Industrial Realty Trust, Inc.	8,346
16,900	FlexiGroup, Ltd.	22,165
700	Forest City Realty Trust, Inc.	15,617
10,700	Frasers Centrepoint Trust	16,941
26,000	Fukuoka Financial Group, Inc.	85,728
1,000	Gaming and Leisure Properties, Inc.	34,480
4,139	General Growth Properties, Inc.	123,425
916	Genworth MI Canada, Inc.	23,496
500	GEO Group, Inc.	17,090
3,000	Great Portland Estates plc	25,111
100	Groupe Bruxelles Lambert SA	8,201
5,672	H&R Real Estate Investment Trust	98,825
1,500	Hamborner REIT AG	16,195
3,200	Hang Seng Bank, Ltd.	54,889
1,500	Hannover Rueckversicherung SE	157,167
2,900	HCP, Inc.	102,602
900	Healthcare Realty Trust, Inc.[d]	31,491
1,100	Healthcare Trust of America, Inc.	35,574
20,100	Henderson Group plc	57,144
2,200	Henderson Land Development Company, Ltd.	12,427
1,100	Highwoods Properties, Inc.	58,080
500	Hitachi Capital Corporation	9,924
1,000	Hospitality Properties Trust	28,800
5,970	Host Hotels & Resorts, Inc.	96,774
800	Hudson Pacific Properties, Inc.	23,344
3,300	Hufvudstaden AB	51,795
20,000	Hysan Development Company, Ltd.	89,190
819	Intact Financial Corporation	58,505
2,100	International Exchange, Inc.	537,516
1,650	Invesco Mortgage Capital, Inc.	22,589
16,100	Investec plc	100,074
1,100	Iron Mountain, Inc.	43,813

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (63.6%)	Value
Financials (19.5%) - continued
7,050	J.P. Morgan Chase & Company	$438,087
200	Jyske Bank AS	7,592
11,190	KeyCorp	123,650
600	Kilroy Realty Corporation	39,774
4,200	Kimco Realty Corporation	131,796
467	Lamar Advertising Company	30,962
700	LaSalle Hotel Properties	16,506
300	Liberty Property Trust	11,916
4,000	Link REIT	27,353
1,175	Macerich Company	100,333
2,500	Macquarie Group, Ltd.	130,136
1,800	Medical Properties Trust, Inc.	27,378
7,672	MetLife, Inc.	305,576
800	Mid-America Apartment Communities, Inc.	85,120
12,600	Mitsui & Company, Ltd.	150,408
51,700	Mizuho Financial Group, Inc.	74,399
900	MS and AD Insurance Group Holdings, Inc.	23,319
2,500	National Australia Bank, Ltd.	47,999
3,074	National Bank of Canada	105,143
500	National Health Investors, Inc.	37,545
1,600	National Retail Properties, Inc.	82,752
150	National Storage Affiliates Trust	3,123
74,912	New World Development Company, Ltd.	76,288
1,150	NorthStar Realty Finance Corporation	13,145
4,500	Old Mutual plc	12,157
1,000	Omega Healthcare Investors, Inc.	33,950
500	Outfront Media, Inc.	12,085
1,200	Parkway Properties, Inc.	20,076
400	Pebblebrook Hotel Trust	10,500
1,550	Physicians Realty Trust	32,566
924	Power Corporation of Canada	19,668
6,095	Prologis, Inc.	298,899
1,228	Public Storage, Inc.	313,865
339	QTS Realty Trust, Inc.	18,977
1,990	Raymond James Financial, Inc.	98,107
700	Realty Income Corporation	48,552
800	Regency Centers Corporation	66,984
400	Retail Opportunity Investments Corporation	8,668
600	Retail Properties of America, Inc.	10,140
1,995	RLJ Lodging Trust	42,793
300	Sampo Oyj	12,269
2,246	Schroders plc	70,975
1,123	Senior Housing Property Trust	23,392
3,034	Simon Property Group, Inc.	658,075
800	SL Green Realty Corporation	85,176
3,250	Solar Capital, Ltd.	61,913
617	Sovran Self Storage, Inc.	64,736
5,900	Spirit Realty Captial, Inc.	75,343
49,800	Stockland	176,566
1,295	Store Capital Corporation	38,138
1,500	Summit Hotel Properties, Inc.	19,860
250	Sun Communities, Inc.	19,160
1,121	Sunstone Hotel Investors, Inc.	13,530
2,100	Swiss Re AG	183,415
14,280	Synchrony Financial[e]	360,998
6,900	T&D Holdings, Inc.	58,595
500	Talanx AG	14,892
733	Tanger Factory Outlet Centers, Inc.	29,452
300	Taubman Centers, Inc.	22,260
300	Tokio Marine Holdings, Inc.	9,987
982	Toronto-Dominion Bank	42,170
2,200	UDR, Inc.	81,224
9,600	United Overseas Bank, Ltd.	132,268
850	Urban Edge Properties	25,381
2,100	Ventas, Inc.	152,922
1,642	VEREIT, Inc.	16,650
2,410	Vornado Realty Trust	241,289
800	Weingarten Realty Investors	32,656
5,277	Welltower, Inc.	401,949
2,000	Wharf Holdings, Ltd.	12,205
2,000	Wheelock and Company, Ltd.	9,395
19,200	Wing Tai Holdings, Ltd.	23,305
400	WP Carey, Inc.	27,768
5,480	XL Group plc	182,539
6,760	Zions Bancorporation	169,879

	Total	14,543,170

Health Care (7.1%)
16,020	Abbott Laboratories	629,746
200	Actelion, Ltd.	33,680
4,870	Akorn, Inc.[e]	138,722
2,280	Allergan plc[e]	526,885
1,680	Amgen, Inc.	255,612
900	Astellas Pharmaceutical, Inc.	14,114
100	Bayer AG	10,044
2,324	Essilor International SA	305,443
200	Gerresheimer AG	15,406
2,500	Hikma Pharmaceuticals plc	82,328
4,230	Hologic, Inc.[e]	146,358
1,189	ICON plc[e]	83,242
300	Lonza Group AG	49,834
6,330	Medtronic plc	549,254
11,420	Merck & Company, Inc.	657,906
900	Merck KGaA	91,479
3,200	Novartis AG	264,123
3,200	Novo Nordisk AS	172,329
6,762	Pfizer, Inc.	238,090
400	Roche Holding AG-Genusschein	105,552
2,800	Sanofi	232,633
1,120	Teleflex, Inc.	198,587
3,930	Vertex Pharmaceuticals, Inc.[e]	338,059
1,070	Waters Corporation[e]	150,495

	Total	5,289,921

Industrials (6.2%)
900	Adecco SA	45,394
1,730	AerCap Holdings NVe	58,111
1,300	Aida Engineering, Ltd.	10,684
17,900	Air New Zealand, Ltd.	26,827
1,600	Amada Holdings Company, Ltd.	16,243
400	Andritz AG	18,967
8,000	Asahi Glass Company, Ltd.	43,415
500	Atlas Copco Aktiebolag	12,986
1,100	Babcock International Group plc	13,299
6,000	Cathay Pacific Airways, Ltd.	8,802
800	Compagnie de Saint-Gobain	30,325
2,000	Dai Nippon Printing Company, Ltd.	22,290
1,222	Dart Group plc	8,573
100	DCC plc	8,800
3,740	Delta Air Lines, Inc.	136,248
1,200	Deutsche Post AG	33,807
400	DSV AS	16,819
100	East Japan Railway Company	9,267
3,120	EMCOR Group, Inc.	153,691
1,340	Equifax, Inc.	172,056
200	Flughafen Zuerich AG	35,394

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (63.6%)	Value
Industrials (6.2%) - continued
600	Fraport AG Frankfurt Airport Services Worldwide	$32,125
3,000	Fuji Electric Company, Ltd.	12,491
1,337	Galliford Try plc	16,332
2,000	Hankyu Hanshin Holdings, Inc.	14,913
700	Hitachi Transport System, Ltd.	11,516
3,150	HNI Corporation	146,444
200	Hochtief AG	25,822
5,630	Honeywell International, Inc.	654,882
5,450	Illinois Tool Works, Inc.	567,672
900	Inaba Denki Sangyo Company, Ltd.	30,825
5,190	Ingersoll-Rand plc	330,499
2,500	Intrum Justitia AB	78,406
12,500	ITOCHU Corporation	152,915
8,980	Jacobs Engineering Group, Inc.[e]	447,294
2,000	Kamigumi Company, Ltd.	18,486
4,700	KITZ Corporation	22,303
4,700	KONE Oyj	216,908
1,049	Koninklijke Boskalis Westminster NV	35,795
200	Kuehne & Nagel International AG	28,022
800	Kurita Water Industries, Ltd.	17,833
3,100	Marubeni Corporation	14,005
4,760	Masco Corporation	147,274
6,800	Meggitt plc	36,961
1,430	Middleby Corporation[e]	164,808
1,800	MIRAIT Holdings Corporation	17,697
2,000	Mitsuboshi Belting, Ltd.	15,594
1,800	Nikkon Holdings Company, Ltd.	32,344
3,000	Nippon Express Company, Ltd.	13,709
3,400	Nitto Kogyo Corporation	42,270
700	Randstad Holding NV	27,994
200	Rieter Holding AG	40,939
300	SAAB AB	9,355
2,800	Sanwa Holdings Corporation	25,452
300	Schindler Holding AG	54,314
500	Skanska AB	10,470
400	Southwest Airlines Company	15,684
400	TOTO, Ltd.	15,984
400	Travis Perkins plc	7,892
1,450	WABCO Holdings, Inc.[e]	132,777
719	WSP Global, Inc.	21,994
600	Yuasa Trading Company, Ltd.	12,379

	Total	4,603,377

Information Technology (8.5%)
870	Alphabet, Inc., Class Ae	612,071
481	Alphabet, Inc., Class Ce	332,900
6,170	Apple, Inc.	589,852
365	AtoS	30,094
1,800	Canon, Inc.	51,390
2,230	Check Point Software Technologies, Ltd.[e]	177,686
8,020	Cisco Systems, Inc.	230,094
14,348	EMC Corporation	389,835
4,330	Facebook, Inc.[e]	494,832
9,860	Finisar Corporation[e]	172,649
4,100	FUJIFILM Holdings NPV	159,082
900	Hoya Corporation	32,144
500	ITOCHU Techno-Solutions Corporation	10,772
5,550	Juniper Networks, Inc.	124,819
400	Kyocera Corporation	19,033
3,410	MasterCard, Inc.	300,285
12,090	Microsoft Corporation	618,645
1,700	NEC Networks & System Integration Corporation	30,097
500	Nice, Ltd.	31,817
800	NS Solutions Corporation	12,330
65	NVIDIA Corporation	3,056
12,220	Pandora Media, Inc.[e]	152,139
2,960	Plantronics, Inc.	130,240
4,150	Progress Software Corporation[e]	113,959
6,720	QLIK Technologies, Inc.[e]	198,778
4,000	Shinko Electric Industries Company, Ltd.	19,592
200	TDK Corporation	11,195
910	Ultimate Software Group, Inc.[e]	191,364
200	United Internet AG	8,314
8,710	Visa, Inc.	646,021
10,570	Xilinx, Inc.	487,594

	Total	6,382,679

Materials (1.9%)
300	Air Liquide SA	31,255
900	Amcor, Ltd.	10,119
510	Ashland, Inc.	58,533
13,100	BHP Billiton, Ltd.	182,565
4,100	BillerudKorsnas AB	61,182
1,200	Buzzi Unicem SPA	21,029
100	CCL Industries, Inc.	17,403
500	Croda International plc	20,989
1,240	Crown Holdings, Inc.[e]	62,831
10,000	Daicel Corporation	103,621
2,000	Denki Kagaku Kogyo KK	8,088
1,580	Domtar Corporation	55,316
300	Evonik Industries AG	8,943
1,000	FMC Corporation	46,310
200	FUCHS PETROLUB SE	7,868
1,300	Hexpol AB	13,350
800	JFE Holdings, Inc.	10,436
1,000	JSR Corporation	13,243
200	LafargeHolcim, Ltd.	8,368
5,200	Mitsubishi Chemical Holdings Corporation	23,837
2,000	Mitsubishi Gas Chemical Company, Inc.	10,434
6,000	Mitsubishi Materials Corporation	14,366
300	Nippon Shokubai Company, Ltd.	17,255
21,462	Norsk Hydro ASA	78,569
1,100	Novozymes AS	52,823
3,000	Oji Holdings Corporation	11,517
5,900	Orora, Ltd.	12,250
1,110	Packaging Corporation of America	74,292
670	PPG Industries, Inc.	69,781
310	Rio Tinto, Ltd.	10,723
3,070	Steel Dynamics, Inc.	75,215
1,000	Sumitomo Metal Mining Company, Ltd.	10,172
3,000	Sumitomo Seika Chemicals Company, Ltd.	16,713
2,000	Tosoh Corporation	9,225
4,099	UPM-Kymmene Oyj	75,302
3,893	Yara International ASA	123,668

	Total	1,427,591

Telecommunications Services (1.0%)
1,582	BCE, Inc.	74,866
3,700	Elisa Oyj	142,166
3,500	Freenet AG	90,138
43,601	KCOM Group plc	61,237
200	Millicom International Cellular SA	12,268

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (63.6%)	Value
Telecommunications Services (1.0%) - continued
900	Nippon Telegraph & Telephone Corporation	$42,205
3,500	Orange SA	56,912
1,200	Proximus SA	38,134
4,400	Telefonica Deutschland Holding AG	18,124
7,520	Zayo Group Holdings, Inc.[e]	210,034

	Total	746,084

Utilities (1.2%)
700	Chubu Electric Power Company, Inc.	9,962
1,300	E.ON SE	13,123
21,300	Electricidade de Portugal SA	65,212
4,200	Enagas SA	128,312
8,804	MDU Resources Group, Inc.	211,296
3,596	NorthWestern Corporation	226,800
30,000	Osaka Gas Company, Ltd.	115,335
15,300	Redes Energeticas Nacionais SGPS SA	43,024
2,000	Toho Gas Company, Ltd.	16,365
2,000	Tokyo Electric Power Company, Inc.[e]	8,470
6,000	United Utilities Group plc	83,162
600	Veolia Environnement SA	12,957

	Total	934,018

	Total Common Stock (cost $47,229,902)	47,558,909

Principal Amount	Long-Term Fixed Income (18.4%)
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
5,063	5.329%, 4/25/2047	4,866
	Vericrest Opportunity Loan Transferee
34,996	3.500%, 6/26/2045[f]	34,711

	Total	39,577

Basic Materials (0.4%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,189
	ArcelorMittal SA
45,000	6.500%, 3/1/2021	46,238
	Dow Chemical Company
8,000	8.550%, 5/15/2019	9,496
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[f]	48,225
	Glencore Funding, LLC
10,000	1.693%, 4/16/2018[f,g]	9,600
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,659
	Newmont Mining Corporation, Convertible
30,000	1.625%, 7/15/2017	33,562
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[f]	35,694
	Royal Gold, Inc., Convertible
20,000	2.875%, 6/15/2019	21,400
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	46,400

	Total	273,463

Capital Goods (0.8%)
	AECOM
55,000	5.875%, 10/15/2024	56,375
	Berry Plastics Corporation
35,000	6.000%, 10/15/2022	36,181
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[f]	57,475
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[f]	56,850
	CNH Industrial Capital, LLC
65,000	4.375%, 11/6/2020	65,650
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	45,900
	General Electric Company
16,000	5.000%, 12/29/2049[h]	16,976
	Huntington Ingalls Industries, Inc.
60,000	5.000%, 12/15/2021[f]	62,775
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	10,009
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,319
	Nortek, Inc.
23,677	8.500%, 4/15/2021	24,565
	Owens-Brockway Glass Container, Inc.
60,000	5.000%, 1/15/2022[f]	60,075
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,109
	United Rentals North America, Inc.
60,000	5.500%, 7/15/2025	59,100

	Total	571,359

Collateralized Mortgage Obligations (2.3%)
	Alternative Loan Trust
144,048	5.500%, 10/25/2035	119,720
	Angel Oak Mortgage Trust
36,229	4.500%, 11/25/2045*,i	36,341
	Banc of America Alternative Loan Trust
55,928	6.000%, 11/25/2035	48,812
	CHL Mortgage Pass-Through Trust
78,963	2.801%, 1/25/2036	67,608
	Citigroup Mortgage Loan Trust, Inc.
23,446	3.038%, 3/25/2037	18,487
	CitiMortgage Alternative Loan Trust
83,523	5.750%, 4/25/2037	70,354
	Countrywide Alternative Loan Trust
73,069	6.500%, 8/25/2036	45,475
	Countrywide Home Loan Mortgage Pass Through Trust
119,652	2.759%, 11/25/2035	96,029
	Credit Suisse First Boston Mortgage Securities Corporation
49,196	5.250%, 10/25/2035	47,793
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
53,700	5.500%, 11/25/2035	52,226
	J.P. Morgan Alternative Loan Trust
128,959	6.500%, 3/25/2036	104,762

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Collateralized Mortgage Obligations (2.3%) - continued
	J.P. Morgan Mortgage Trust
$74,715	2.650%, 6/25/2035	$74,057
71,062	2.816%, 6/25/2035	71,151
57,562	2.882%, 8/25/2035	56,935
80,695	2.787%, 1/25/2037	71,646
	MortgageIT Trust
66,447	0.713%, 12/25/2035[g]	59,350
	New York Mortgage Trust
65,769	2.949%, 5/25/2036	58,884
	Residential Accredit Loans, Inc. Trust
65,038	5.750%, 9/25/2035	57,579
	Residential Funding Mortgage Security I Trust
55,378	5.750%, 2/25/2036	51,416
74,697	6.000%, 7/25/2037	67,128
	Sequoia Mortgage Trust
41,153	3.018%, 9/20/2046	32,904
	Structured Adjustable Rate Mortgage Loan Trust
86,102	3.082%, 9/25/2035	70,713
	Structured Asset Mortgage Investments, Inc.
129,774	0.763%, 12/25/2035[g]	91,752
	WaMu Mortgage Pass Through Certificates
119,050	1.177%, 1/25/2047[g]	91,262
	Wells Fargo Mortgage Backed Securities Trust
57,183	2.855%, 3/25/2036	55,953
55,953	2.990%, 7/25/2036	54,628
45,606	6.000%, 7/25/2037	44,952

	Total	1,717,917

Communications Services (1.2%)
	Altice US Finance I Corporation
40,000	5.500%, 5/15/2026[f]	40,000
	AMC Networks, Inc.
65,000	5.000%, 4/1/2024	64,342
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,807
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,233
	AT&T, Inc.
8,000	5.875%, 10/1/2019	9,050
10,000	1.561%, 6/30/2020[g]	9,961
10,000	2.800%, 2/17/2021	10,260
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,245
	CC Holdings GS V, LLC
10,000	2.381%, 12/15/2017	10,130
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[f]	61,800
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	30,487
10,000	7.500%, 4/1/2024	10,088
	Charter Communications Operating, LLC
5,000	3.579%, 7/23/2020[f]	5,227
5,000	4.464%, 7/23/2022[f]	5,374
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	40,000
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[f]	52,800
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,220
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	46,012
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[f]	59,100
	Frontier Communications Corporation
55,000	8.875%, 9/15/2020	58,713
	Hughes Satellite Systems Corporation
27,000	6.500%, 6/15/2019	29,160
	Neptune Finco Corporation
35,000	10.875%, 10/15/2025[f]	40,009
	Numericable-SFR SA
50,000	6.000%, 5/15/2022[f]	48,625
	SBA Tower Trust
12,000	5.101%, 4/17/2017[f]	12,039
	Sprint Corporation
60,000	7.625%, 2/15/2025	47,475
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,241
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	26,125
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[f]	39,700
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[f]	37,530
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020	27,941
12,000	4.500%, 9/15/2020	13,319

	Total	883,013

Consumer Cyclical (1.2%)
	AmeriGas Finance, LLC
40,000	5.625%, 5/20/2024	40,300
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[f]	23,625
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	27,720
	Corrections Corporation of America
40,000	5.000%, 10/15/2022	41,500
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[f]	7,064
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,182
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[f]	12,227
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	13,774
14,000	2.597%, 11/4/2019	14,323
	General Motors Financial Company, Inc.
38,677	3.250%, 5/15/2018	39,479

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Consumer Cyclical (1.2%) - continued
$21,000	4.375%, 9/25/2021	$22,160
	GLP Capital, LP
50,000	4.875%, 11/1/2020	51,812
	Hilton Worldwide Finance, LLC
45,000	5.625%, 10/15/2021	46,575
	Home Depot, Inc.
5,000	1.023%, 9/15/2017[g]	5,019
10,000	2.625%, 6/1/2022	10,465
	Hyundai Capital America
9,000	1.450%, 2/6/2017[f]	9,011
	Jaguar Land Rover Automotive plc
20,000	4.250%, 11/15/2019[f]	20,400
30,000	5.625%, 2/1/2023[f]	31,162
	KB Home
22,000	4.750%, 5/15/2019	22,055
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,750
	Lennar Corporation
60,000	4.750%, 11/15/2022	60,975
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	10,590
	MGM Resorts International
60,000	6.000%, 3/15/2023	63,300
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,418
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,434
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	51,233
	Six Flags Entertainment Corporation
40,000	5.250%, 1/15/2021[f]	41,250
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,584
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,311
	Walgreens Boots Alliance, Inc.
10,000	1.750%, 5/30/2018	10,078
10,000	2.600%, 6/1/2021	10,187
	West Corporation
50,000	5.375%, 7/15/2022[f]	46,500
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[f]	61,050

	Total	885,513

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
7,000	1.911%, 3/12/2020[g]	7,021
	Amgen, Inc.
10,000	2.125%, 5/1/2020	10,158
	Anheuser-Busch InBev Finance, Inc.
15,000	1.897%, 2/1/2021[g]	15,455
	B&G Foods, Inc.
45,000	4.625%, 6/1/2021	45,000
	BAT International Finance plc
10,000	1.163%, 6/15/2018[f,g]	9,981
	Becton, Dickinson and Company
10,000	1.450%, 5/15/2017	10,026
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,692
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,482
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,116
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,477
	Centene Escrow Corporation
60,000	5.625%, 2/15/2021[f]	62,550
	CHS/Community Health Systems, Inc.
60,000	7.125%, 7/15/2020	55,625
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	55,000
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,183
	EMD Finance, LLC
6,000	1.006%, 3/17/2017[f,g]	5,996
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	50,250
	Express Scripts Holding Company
10,000	3.900%, 2/15/2022	10,717
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[f]	12,657
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[f]	26,281
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,649
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	40,700
	HCA, Inc.
23,677	4.750%, 5/1/2023	24,269
	Iconix Brand Group, Inc., Convertible
35,000	1.500%, 3/15/2018	28,306
	JBS USA, LLC
60,000	5.750%, 6/15/2025[f]	56,400
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,107
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,447
	Merck & Company, Inc.
5,000	1.005%, 2/10/2020[g]	5,002
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,131
	Mylan NV
5,000	3.750%, 12/15/2020[f]	5,213
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024[f]	52,313
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	22,848
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,342
	SABMiller plc
9,000	6.500%, 7/15/2018[f]	9,872
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,993
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	31,313

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Tenet Healthcare Corporation
$45,000	8.125%, 4/1/2022	$46,116
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	40,800
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[f]	20,308

	Total	846,796

Energy (0.6%)
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	10,264
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	38,400
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,152
	BP Capital Markets plc
5,000	1.676%, 5/3/2019	5,040
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	13,183
	Chevron Corporation
10,000	1.136%, 11/16/2018[g]	9,958
	Concho Resources, Inc.
58,677	6.500%, 1/15/2022	60,071
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[f]	36,800
	Ecopetrol SA
6,000	5.875%, 9/18/2023	6,180
	Enbridge, Inc.
6,000	1.136%, 6/2/2017[g]	5,895
	EQT Corporation
8,000	8.125%, 6/1/2019	8,814
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,162
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,338
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[f]	22,200
	Occidental Petroleum Corporation
10,000	2.600%, 4/15/2022	10,247
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[f]	16,400
	Petrobras International Finance Company
20,000	5.750%, 1/20/2020	19,322
	Petroleos Mexicanos
20,000	5.500%, 2/4/2019[f]	21,020
	Pioneer Natural Resources Company
3,000	3.450%, 1/15/2021	3,098
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	46,174
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025	59,775
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,430
	Shell International Finance BV
10,000	1.080%, 5/11/2020[g]	9,869
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,538
	Transcontinental Gas Pipe Line Company, LLC
10,000	7.850%, 2/1/2026[f]	12,445
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	15,825

	Total	483,600

Financials (2.0%)
	Abbey National Treasury Services plc
14,000	1.037%, 9/29/2017[g]	13,932
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,460
	AerCap Ireland Capital, Ltd.
30,000	3.950%, 2/1/2022	30,000
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,930
5,000	2.625%, 9/4/2018	4,999
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,800
	American Express Credit Corporation
5,000	1.706%, 9/14/2020[g]	5,015
	AMG Capital Trust II, Convertible
800	5.150%, 10/15/2037	43,700
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[f]	6,009
	Bank of America Corporation
14,000	5.700%, 5/2/2017	14,492
14,000	1.700%, 8/25/2017	14,052
24,000	1.717%, 3/22/2018[g]	24,126
20,000	5.650%, 5/1/2018	21,433
8,000	8.000%, 12/29/2049[h]	7,950
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,211
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	15,937
	Blackstone Mortgage Trust, Inc., Convertible
40,000	5.250%, 12/1/2018	42,450
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,130
	Caisse Centrale Desjardins du Quebec
7,000	1.303%, 1/29/2018[f,g]	6,981
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	25,125
	Citigroup, Inc.
21,000	1.850%, 11/24/2017	21,116
	Credit Agricole SA
8,000	1.628%, 6/10/2020[f,g]	7,970
	CyrusOne, LP
23,677	6.375%, 11/15/2022	24,624
	Discover Bank
3,000	8.700%, 11/18/2019	3,533
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,239
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,621
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	16,356

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Financials (2.0%) - continued
	Goldman Sachs Group, Inc.
$6,000	2.625%, 1/31/2019	$6,141
9,000	7.500%, 2/15/2019	10,293
5,000	1.798%, 4/23/2020[g]	4,985
10,000	2.274%, 11/29/2023[g]	9,979
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	402,450
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,367
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,319
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,292
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,421
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,359
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[f]	15,068
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	49,375
	ING Capital Funding Trust III
8,000	4.231%, 12/29/2049[g,h]	7,770
	International Lease Finance Corporation
25,000	5.875%, 4/1/2019	26,656
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,078
12,000	3.875%, 1/15/2019	12,334
	J.P. Morgan Chase & Company
6,000	6.300%, 4/23/2019	6,745
5,000	2.250%, 1/23/2020	5,069
8,000	7.900%, 4/29/2049[h]	8,160
	KeyCorp
9,000	2.300%, 12/13/2018	9,147
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[f]	3,313
	Lloyds Bank plc
7,000	1.175%, 3/16/2018[g]	6,962
	Macquarie Bank, Ltd.
10,000	1.808%, 1/15/2019[f,g]	10,062
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,127
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[f]	11,018
	Morgan Stanley
12,000	6.625%, 4/1/2018	13,005
5,000	1.774%, 1/27/2020[g]	5,019
8,000	4.875%, 11/1/2022	8,760
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,000
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	18,404
	National City Corporation
6,000	6.875%, 5/15/2019	6,763
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	10,093
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,140
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[f]	57,900
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,083
	Regions Bank
5,000	7.500%, 5/15/2018	5,483
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,293
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	12,343
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,343
15,000	2.500%, 7/15/2021	15,454
	State Street Corporation
10,000	1.526%, 8/18/2020[g]	10,037
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	18,011
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,354
	Synchrony Financial
18,000	1.875%, 8/15/2017	18,028
5,000	1.867%, 2/3/2020[g]	4,844
	Toronto-Dominion Bank
10,000	1.475%, 1/22/2019[g]	10,067
10,000	1.586%, 12/14/2020[g]	10,056
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,698
	USB Realty Corporation
5,000	1.775%, 12/29/2049[f,g,h]	3,994
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,168
	Wells Fargo & Company
7,000	1.318%, 1/30/2020[g]	6,957

	Total	1,479,978

Foreign Government (4.3%)
	Argentina Government International Bond
125,000	7.500%, 4/22/2026[f]	135,125
	Brazil Government International Bond
60,000	5.875%, 1/15/2019	65,580
70,000	4.875%, 1/22/2021	73,745
100,000	2.625%, 1/5/2023	91,150
19,000	6.000%, 4/7/2026	20,615
74,000	5.000%, 1/27/2045	66,415
	Colombia Government International Bond
40,000	2.625%, 3/15/2023	38,660
40,000	4.000%, 2/26/2024	41,780
27,000	5.625%, 2/26/2044	29,903
85,000	5.000%, 6/15/2045	88,188
	Croatia Government International Bond
18,000	6.750%, 11/5/2019[f]	19,598
55,000	6.625%, 7/14/2020[f]	60,005
	Hungary Government International Bond
68,000	5.750%, 11/22/2023	77,411
70,000	5.375%, 3/25/2024	78,190

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Foreign Government (4.3%) - continued
	Indonesia Government International Bond
$60,000	4.875%, 5/5/2021[f]	$65,144
65,000	3.375%, 4/15/2023[f]	65,353
60,000	5.875%, 1/15/2024[f]	69,388
60,000	4.125%, 1/15/2025[f]	62,488
115,000	5.125%, 1/15/2045[f]	122,008
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	52,700
64,000	4.000%, 10/2/2023	68,899
40,000	3.600%, 1/30/2025	41,800
20,000	4.125%, 1/21/2026	21,680
20,000	6.050%, 1/11/2040	25,150
50,000	4.750%, 3/8/2044	53,875
40,000	5.550%, 1/21/2045	47,900
70,000	4.600%, 1/23/2046	73,850
	Panama Government International Bond
32,000	4.000%, 9/22/2024	34,320
37,000	3.750%, 3/16/2025	39,035
20,000	6.700%, 1/26/2036	26,550
	Peru Government International Bond
19,000	5.625%, 11/18/2050	23,560
110,000	4.125%, 8/25/2027	120,725
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	62,081
50,000	6.375%, 10/23/2034	72,712
20,000	5.000%, 1/13/2037	25,786
40,000	3.950%, 1/20/2040	46,070
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	44,940
20,000	4.875%, 1/22/2024[f]	22,052
	Russia Government International Bond
40,000	3.500%, 1/16/2019[f]	41,307
200,000	5.000%, 4/29/2020[f]	215,784
80,000	4.875%, 9/16/2023[f]	87,259
56,500	7.500%, 3/31/2030[f]	68,930
60,000	5.625%, 4/4/2042[f]	67,853
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	54,000
10,000	5.375%, 7/24/2044	10,464
	Turkey Government International Bond
60,000	7.500%, 11/7/2019	68,526
125,000	7.000%, 6/5/2020	141,771
80,000	5.125%, 3/25/2022	85,539
40,000	6.250%, 9/26/2022	45,232
20,000	5.750%, 3/22/2024	22,302
67,000	4.250%, 4/14/2026	68,015
39,000	4.875%, 4/16/2043	38,074

	Total	3,189,487

Mortgage-Backed Securities (2.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 7/1/2031[d]	262,256
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 7/1/2046[d]	160,547
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
780,000	3.500%, 7/1/2046[d]	823,022
475,000	4.000%, 7/1/2046[d]	509,275
250,000	4.500%, 7/1/2046[d]	272,889

	Total	2,027,989

Technology (0.8%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[f]	23,937
	Apple, Inc.
10,000	0.927%, 5/6/2020[g]	9,899
	Automatic Data Processing, Inc.
5,000	2.250%, 9/15/2020	5,195
	Cisco Systems, Inc.
10,000	1.173%, 3/1/2019[g]	10,036
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[f]	48,254
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,244
	Equinix, Inc.
40,000	5.750%, 1/1/2025	41,400
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,986
10,000	3.625%, 10/15/2020	10,571
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	40,620
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[f]	31,635
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[f]	10,438
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[f]	27,472
	Intel Corporation
10,000	3.100%, 7/29/2022	10,707
	Intel Corporation, Convertible
30,000	2.950%, 12/15/2035	38,794
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,920
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	44,925
37,000	3.000%, 11/15/2043	28,259
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	65,213
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,218
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[f]	60,000
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	10,152
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	13,820

	Total	588,695

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Transportation (0.1%)
	Air Canada Pass Through Trust
$4,850	3.875%, 3/15/2023[f]	$4,547
	American Airlines Pass Through Trust
5,041	4.950%, 1/15/2023	5,482
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[f]	48,250
	Continental Airlines, Inc.
16,478	6.250%, 4/11/2020	17,532
	Delta Air Lines, Inc.
6,398	4.950%, 5/23/2019	6,766
	ERAC USA Finance, LLC
5,000	2.600%, 12/1/2021[f]	5,081
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,435
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[f]	10,031
	United Airlines 2015-1 Class A Pass Through Trust
10,000	3.700%, 12/1/2022	10,300

	Total	118,424

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
60,000	2.125%, 6/30/2022	63,262
90,000	1.625%, 2/15/2026	91,013

	Total	154,275

Utilities (0.6%)
	AES Corporation
23,677	7.375%, 7/1/2021	26,696
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,299
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,122
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,380
	Calpine Corporation
45,000	5.375%, 1/15/2023	43,875
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,295
	Dynegy Finance I, Inc.
60,000	7.375%, 11/1/2022	57,900
	EDP Finance BV
14,000	4.125%, 1/15/2020[f]	14,442
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,290
	Emera U.S. Finance, LP
4,000	2.150%, 6/15/2019[f]	4,046
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	56,400
	Eversource Energy
5,000	1.600%, 1/15/2018	5,030
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,639
5,000	2.950%, 1/15/2020	5,143

	MPLX LP
60,000	4.875%, 12/1/2024[f]	58,450
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,194
	NiSource Finance Corporation
5,000	6.400%, 3/15/2018	5,412
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	23,322
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,486
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,118
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	8,111
	Sempra Energy
14,000	6.150%, 6/15/2018	15,227
5,000	2.400%, 3/15/2020	5,104
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,183
	Southern Company
10,000	1.850%, 7/1/2019	10,126
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	10,006

	Total	437,296

	Total Long-Term Fixed Income
	(cost $13,535,129)	13,697,382

Shares	Registered Investment Companies (4.9%)
Equity Funds/ETFs (1.8%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	25,585
2,300	BlackRock Resources & Commodities Strategy Trust	17,710
1,025	Guggenheim Multi-Asset Income ETF	19,424
1,200	iShares MSCI EAFE Index Fund	66,972
15,770	Materials Select Sector SPDR Fund	730,782
9,990	Utilities Select Sector SPDR Fund	524,175

	Total	1,384,648

Fixed Income Funds/ETFs (3.1%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	54,093
3,250	Doubleline Income Solutions Fund	59,637
1,625	First Trust High Income Long/Short Fund	24,099
11,514	iShares S&P U.S. Preferred Stock Index Fund	459,293
10,029	MFS Intermediate Income Trust	46,535
4,227	PIMCO Dynamic Credit Income Fund	80,863
17,948	PowerShares Preferred Portfolio	273,528
15,340	PowerShares Senior Loan Portfolio	352,360
8,300	SPDR Barclays High Yield Bond ETF	296,310
8,317	Templeton Global Income Fund	52,896
6,545	Vanguard Short-Term Corporate Bond ETF	529,098
3,796	Western Asset Emerging Markets Debt Fund, Inc.	58,382
5,878	Western Asset High Income
	Opportunity Fund, Inc.	28,802

	Total	2,315,896

	Total Registered Investment
	Companies (cost $3,745,474)	3,700,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Preferred Stock (0.3%)	Value
Financials (0.2%)
1,500	American Tower Corporation, Convertible, 5.500%	$168,480

	Total	168,480

Health Care (0.1%)
85	Allergan plc, Convertible, 5.50%	70,762

	Total	70,762

	Total Preferred Stock
	(cost $229,155)	239,242

Shares or Principal Amount	Short-Term Investments (5.5%)[j]
	Federal Home Loan Bank Discount Notes
100,000	0.410%, 9/21/2016[k]	99,936
	Federal National Mortgage Association Discount Notes
100,000	0.400%, 7/25/2016[k]	99,989
388,690	Thrivent Core Short-Term Reserve Fund 0.580%	3,886,898

	Total Short-Term Investments (cost $4,086,778)	4,086,823

	Total Investments (cost $76,649,489) 102.8%	$76,839,496

	Other Assets and Liabilities, Net (2.8%)	(2,084,679)

	Total Net Assets 100.0%	$74,754,817

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $3,154,134 or 4.2% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of June 30, 2016 was $82,353 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$35,866
Digicel, Ltd., 4/15/2021	8/19/2013	54,284

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.5%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$1,149,422	3.500%, 5/22/2020[b]	$534,481
	Fortescue Metals Group, Ltd., Term Loan
1,385,265	4.250%, 6/30/2019	1,322,928
	Ineos US Finance, LLC, Term Loan
1,530,912	3.750%, 12/15/2020	1,491,369
	NewPage Corporation, Delayed Draw
269,500	11.000%, 7/26/2017	267,479
	NewPage Corporation, Term Loan
277,076	11.000%, 7/26/2017	153,777
1,339,250	0.000%, 2/11/2021[b]	180,799
	Tronox Pigments BV, Term Loan
434,658	4.500%, 3/19/2020	415,098

	Total	4,365,931

Capital Goods (0.4%)
	Accudyne Industries, LLC, Term Loan
689,075	4.000%, 12/13/2019	616,722
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	828,002
	Berry Plastics Group, Inc., Term Loan
870,750	3.500%, 2/8/2020	864,219
	Rexnord, LLC, Term Loan
562,066	4.000%, 8/21/2020	554,495

	Total	2,863,438

Communications Services (3.5%)
	Atlantic Broadband Penn, LLC, Term Loan
699,459	3.250%, 11/30/2019	697,927
	Birch Communication Inc., Term Loan
980,253	7.750%, 7/17/2020	803,807
	Block Communications, Inc., Term Loan
1,203,577	4.000%, 11/7/2021	1,202,072
	Charter Communications Operating, LLC, Term Loan
431,111	3.000%, 7/1/2020	427,611
	Cincinnati Bell, Inc., Term Loan
981,622	4.000%, 9/10/2020	974,751
	CommScope, Inc., Term Loan
913,100	3.750%, 12/29/2022	912,534
	Fairpoint Communications, Term Loan
1,258,554	7.500%, 2/14/2019	1,253,570
	Grande Communications Networks, LLC, Term Loan
1,164,036	4.500%, 5/29/2020	1,140,755
	Gray Television, Inc., Term Loan
1,308,741	3.938%, 6/13/2021	1,308,741
	Hargray Communications Group, Inc., Term Loan
1,034,732	5.250%, 6/26/2019	1,033,438
	Integra Telecom Holdings, Inc., Term Loan
744,664	5.250%, 8/14/2020	722,794
	Intelsat Jackson Holdings SA, Term Loan
453,775	3.750%, 6/30/2019	412,595
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,447,738
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,025,000	4.500%, 1/7/2022	999,375
	LTS Buyer, LLC, Term Loan
958,149	4.000%, 4/13/2020	946,775
	NEP/NCP Holdco, Inc., Term Loan
1,161,329	4.250%, 1/22/2020	1,133,748
	Numericable US, LLC, Term Loan
786,050	4.563%, 7/29/2022	772,294
34,912	4.750%, 2/10/2023	34,376
	SBA Senior Finance II, LLC, Term Loan
1,078,000	3.250%, 3/24/2021	1,065,571
108,900	3.250%, 6/10/2022	107,289
	TNS, Inc., Term Loan
591,844	5.000%, 2/14/2020	591,104
	Univision Communications, Inc., Term Loan
1,418,165	4.000%, 3/1/2020	1,409,047
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.649%, 6/30/2023	590,633
	WideOpenWest Finance, LLC, Term Loan
1,213,136	4.500%, 4/1/2019	1,208,417
	WMG Acquisition Corporation, Term Loan
875,250	3.750%, 7/1/2020	864,309
	XO Communications, LLC, Term Loan
1,075,250	4.250%, 3/20/2021	1,072,110
	Yankee Cable Acquisition, LLC, Term Loan
812,675	4.250%, 3/1/2020	810,643
	Zayo Group, LLC, Term Loan
933,027	3.750%, 5/6/2021	927,028

	Total	24,871,052

Consumer Cyclical (2.3%)
	Amaya BV, Term Loan
1,810,651	5.000%, 8/1/2021	1,751,044
	Burlington Coat Factory Warehouse Corporation, Term Loan
860,432	4.250%, 8/13/2021	857,919
	Cengage Learning Acquisitions, Term Loan
800,000	5.250%, 6/7/2023	790,000
	Ceridian HCM Holding, Inc., Term Loan
423,142	4.500%, 9/15/2020	408,332
	Charter Communications Operating, LLC, Term Loan
873,000	3.000%, 1/3/2021	867,326
	Chrysler Group, LLC, Term Loan
427,078	3.500%, 5/24/2017	426,544
	Dollar Tree, Inc., Term Loan
456,084	3.500%, 7/6/2022	455,418
	FCA US, LLC, Term Loan
273,430	3.250%, 12/31/2018	272,490
	Golden Nugget, Inc., Delayed Draw
144,113	5.500%, 11/21/2019	144,113

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.5%)[a]	Value
Consumer Cyclical (2.3%) - continued
	Golden Nugget, Inc., Term Loan
$336,263	5.500%, 11/21/2019	$336,263
	IMG Worldwide, Inc., Term Loan
1,301,426	5.250%, 5/6/2021[c,d]	1,292,966
600,000	0.000%, 5/6/2022[c,d]	582,000
	Jack Ohio Finance, LLC, Term Loan
646,426	5.000%, 6/20/2019	614,752
	Las Vegas Sands, LLC, Term Loan
975,000	3.250%, 12/19/2020	973,781
	Marina District Finance Company, Inc., Term Loan
439,342	6.500%, 8/15/2018	438,793
	Michaels Stores, Inc., Term Loan
842,301	4.000%, 1/28/2020	842,040
	Mohegan Tribal Gaming Authority, Term Loan
1,250,772	5.500%, 6/15/2018	1,240,453
	Scientific Games International, Inc., Term Loan
877,500	6.000%, 10/18/2020	865,803
1,388,950	6.000%, 10/1/2021	1,368,115
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,161,792	3.500%, 5/14/2020	1,154,043
	Seminole Indian Tribe of Florida, Term Loan
695,250	3.000%, 4/29/2020	695,945

	Total	16,378,140

Consumer Non-Cyclical (2.1%)
	Albertson’s, LLC, Term Loan
418,950	4.750%, 12/21/2022	418,167
100,000	4.750%, 6/22/2023	99,725
	Catalina Marketing Corporation, Term Loan
693,369	4.500%, 4/9/2021	578,387
	CHS/Community Health Systems, Inc., Term Loan
189,768	3.924%, 12/31/2018	187,910
243,286	3.750%, 1/27/2021	236,231
447,640	4.000%, 1/27/2021	435,638
	Endo Luxembourg Finance I Co Sarl, Term Loan
626,850	3.750%, 9/26/2022	615,723
	Hanesbrands, Inc., Term Loan
483,875	3.250%, 4/29/2022	485,085
	JBS USA, LLC, Term Loan
1,458,750	3.750%, 9/18/2020	1,454,199
129,350	4.000%, 10/30/2022	128,946
	Libbey Glass, Inc., Term Loan
543,252	3.750%, 4/9/2021	539,520
	LTF Merger Sub, Inc., Term Loan
787,050	4.250%, 6/10/2022	767,374
	Mallinckrodt International Finance SA, Term Loan
452,696	3.500%, 3/19/2021	447,038
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,365,000	5.000%, 5/4/2022	1,361,246
	MultiPlan, Inc., Term Loan
300,000	5.000%, 6/7/2023	300,675
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,488,764	4.750%, 6/30/2021	1,405,647
	Owens-Brockway Glass Container, Inc., Term Loan
829,500	3.500%, 9/1/2022	826,389
	Sterigenics-Nordion Holdings, LLC, Term Loan
397,000	4.250%, 5/16/2022	393,030
	Supervalu, Inc., Term Loan
1,006,181	5.500%, 3/21/2019[c,d]	1,003,666
	Valeant Pharmaceuticals International, Inc., Term Loan
3,336,580	5.000%, 4/1/2022	3,243,890

	Total	14,928,486

Energy (0.8%)
	Arch Coal, Inc., Term Loan
1,391,251	7.500%, 5/16/2018[b]	638,236
	Energy Solutions, LLC, Term Loan
647,807	6.750%, 5/29/2020	628,373
	Exgen Renewables I, LLC, Term Loan
607,497	5.250%, 2/6/2021	606,361
	Houston Fuel Oil Terminal, LLC, Term Loan
683,261	4.250%, 8/19/2021	657,639
	McJunkin Red Man Corporation, Term Loan
839,180	5.000%, 11/8/2019	805,613
	MEG Energy Corporation, Term Loan
822,555	3.750%, 3/31/2020	720,912
	Pacific Drilling SA, Term Loan
873,000	4.500%, 6/3/2018	266,265
	Targa Resources Partners, LP, Term Loan
435,535	5.750%, 2/27/2022	431,180
	Western Refining, Inc., Term Loan
422,832	5.250%, 11/12/2020	407,504
260,000	5.500%, 5/27/2023	252,959

	Total	5,415,042

Financials (0.8%)
	Delos Finance Sarl, Term Loan
930,000	3.500%, 3/6/2021	928,373
	DJO Finance, LLC, Term Loan
545,875	4.250%, 6/7/2020	519,493
	Harland Clarke Holdings Corporation, Term Loan
460,230	7.000%, 5/22/2018	446,424
550,000	7.000%, 12/31/2019	532,125
	MoneyGram International, Inc., Term Loan
952,841	4.250%, 3/27/2020	899,539
	TransUnion, LLC, Term Loan
1,075,254	3.500%, 4/9/2021	1,060,641
	WaveDivision Holdings, LLC, Term Loan
1,132,134	4.000%, 10/15/2019	1,128,828

	Total	5,515,423

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.5%)[a]	Value
Technology (1.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
$2,493,750	4.250%, 2/1/2023	$2,494,922
	Booz Allen Hamilton, Inc., Term Loan
372,092	3.750%, 7/31/2019	371,627
	First Data Corporation, Term Loan
1,598,143	4.452%, 3/24/2021	1,590,824
220,000	4.202%, 7/8/2022	217,800
	NXP BV, Term Loan
351,912	3.750%, 12/7/2020	352,352
	ON Semiconductor Corporation, Term Loan
1,365,000	5.250%, 3/31/2023	1,368,413
	SS&C European Holdings SARL, Term Loan
334,571	4.000%, 7/8/2022	334,223
45,781	4.000%, 7/8/2022	45,733
	Western Digital Corporation, Term Loan
1,825,000	6.250%, 4/29/2023	1,830,712
	Zayo Group, LLC, Term Loan
81,122	4.500%, 5/6/2021	81,020

	Total	8,687,626

Transportation (0.6%)
	American Airlines, Inc., Term Loan
938,187	3.250%, 6/27/2020	924,555
	Delta Airlines, Inc., Term Loan
1,071,900	3.250%, 8/24/2022	1,069,220
	OSG Bulk Ships, Inc., Term Loan
852,181	5.250%, 8/5/2019	818,094
	XPO Logistics, Inc., Term Loan
1,089,525	5.500%, 11/1/2021	1,089,525

	Total	3,901,394

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,031,650	3.500%, 5/27/2022	1,019,611
	Intergen NV, Term Loan
643,591	5.500%, 6/15/2020[c,d]	572,796

	Total	1,592,407

	Total Bank Loans (cost $92,697,785)	88,518,939

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Asset-Backed Securities (4.0%)
	Asset Backed Securities Corporation Home Equity Loan Trust
912,106	0.593%, 7/25/2036[e]	795,854
205,844	0.613%, 11/25/2036[e]	185,653
	Bayview Opportunity Master Fund Trust
647,551	3.623%, 4/28/2030[f]	644,870
449,171	3.228%, 7/28/2034*,g	448,860
1,291,049	3.721%, 2/28/2035*	1,291,234
1,524,761	3.721%, 7/28/2035[f,g]	1,522,888
	Citi Held For Asset Issuance
1,717,812	4.480%, 8/15/2022*	1,738,452
	Countrywide Asset-Backed Certificates
79,113	5.329%, 4/25/2047	76,027

	GSAA Home Equity Trust
2,187,376	0.723%, 7/25/2037[e]	1,937,205
	J.P. Morgan Mortgage Acquisition Trust
2,071,990	4.218%, 3/25/2047[g]	1,404,018
	J.P. Morgan Mortgage Trust
1,691,390	2.881%, 2/25/2036	1,468,400
	Lehman XS Trust
1,968,125	5.440%, 8/25/2035[g]	1,710,863
	NCF Dealer Floorplan Master Trust
1,100,000	3.638%, 3/21/2022*,e	1,075,245
	NRZ Advance Receivables Trust
2,000,000	2.751%, 6/15/2049*,h	2,008,340
	Pretium Mortgage Credit Partners I, LLC
1,500,000	4.000%, 7/25/2031*,g	1,500,532
	Pretium Mortgage Credit Partners, LLC
1,168,141	4.125%, 10/27/2030*	1,169,460
	Renaissance Home Equity Loan Trust
564,429	5.746%, 5/25/2036[g]	363,126
978,594	6.011%, 5/25/2036[g]	654,702
1,374,708	5.797%, 8/25/2036[g]	819,133
	Residential Asset Mortgage Products Trust
878,693	5.991%, 3/25/2033[i]	880,395
	Sunset Mortgage Loan Company, LLC
1,254,354	4.459%, 9/16/2045*,g	1,259,330
	Vericrest Opportunity Loan Transferee
1,895,281	3.375%, 10/25/2058*,g	1,875,384
1,571,874	3.500%, 6/26/2045[f,g]	1,560,760
1,144,545	3.625%, 7/25/2045[f,g]	1,136,634
643,884	3.500%, 2/25/2055*,g	640,274

	Total	28,167,639

Basic Materials (1.0%)
	ArcelorMittal SA
1,080,000	6.500%, 3/1/2021	1,109,700
	BHP Billiton Finance USA, Ltd.
600,000	6.250%, 10/19/2075[f]	631,800
	Dow Chemical Company
106,000	8.550%, 5/15/2019	125,826
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	404,975
770,000	7.000%, 2/15/2021[f]	618,887
	Glencore Funding, LLC
95,000	1.693%, 4/16/2018[e,f]	91,200
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[f]	599,250
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	119,062
	Newmont Mining Corporation, Convertible
880,000	1.625%, 7/15/2017	984,500
	Novelis, Inc.
420,000	8.375%, 12/15/2017	429,450
575,000	8.750%, 12/15/2020	599,437

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Basic Materials (1.0%) - continued
	Royal Gold, Inc., Convertible
$390,000	2.875%, 6/15/2019	$417,300
	RPM International, Inc., Convertible
575,000	2.250%, 12/15/2020	667,000
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024	149,538

	Total	6,947,925

Capital Goods (2.1%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,445,250
	Berry Plastics Corporation
655,000	6.000%, 10/15/2022	677,106
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[f]	1,149,500
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[f]	1,222,275
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,111,000
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,101,600
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	671,000
	General Electric Company
1,574,000	5.000%, 12/29/2049[j]	1,670,014
	Huntington Ingalls Industries, Inc.
1,300,000	5.000%, 12/15/2021[f]	1,360,125
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	315,001
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	205,180
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	92,868
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	258,125
610,000	6.875%, 2/15/2021	628,300
	Sealed Air Corporation
800,000	4.875%, 12/1/2022[f]	823,000
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[f]	291,412
	Textron, Inc.
213,000	7.250%, 10/1/2019	244,930
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,221,400

	Total	14,488,086

Collateralized Mortgage Obligations (13.1%)
	Alternative Loan Trust
826,018	5.500%, 5/25/2035	823,888
1,382,790	6.000%, 6/25/2036	1,090,017
	American Home Mortgage Assets Trust
2,531,842	0.643%, 12/25/2046[e]	1,592,077
1,955,143	0.643%, 6/25/2047[e]	1,321,475
	American Home Mortgage Investment Trust
2,093,489	6.250%, 12/25/2036	882,473

	Angel Oak Mortgage Trust
1,425,964	4.500%, 11/25/2045*,g	1,430,386
	Banc of America Alternative Loan Trust
687,403	0.953%, 4/25/2035[e]	518,803
1,677,833	6.000%, 11/25/2035	1,464,365
1,139,317	1.253%, 5/25/2046[e]	768,694
	Banc of America Funding Corporation
501,018	3.038%, 5/20/2036	416,751
	BCAP, LLC Trust
1,829,210	0.633%, 3/25/2037[e]	1,533,509
	Bear Stearns Adjustable Rate Mortgage Trust
768,307	2.660%, 10/25/2035[e]	737,645
370,107	2.817%, 2/25/2036	284,755
	Citicorp Mortgage Securities Trust
537,669	6.000%, 5/25/2037	540,341
	Citigroup Mortgage Loan Trust, Inc.
463,120	5.500%, 11/25/2035	439,965
	CitiMortgage Alternative Loan Trust
1,095,076	5.750%, 4/25/2037	922,414
	Countrywide Alternative Loan Trust
446,219	0.853%, 2/25/2035[e]	409,341
750,134	2.649%, 10/25/2035	586,972
352,381	5.500%, 2/25/2036	312,460
291,169	6.000%, 4/25/2036	232,778
1,035,635	6.500%, 8/25/2036	644,532
249,979	6.000%, 1/25/2037	220,124
957,027	5.500%, 5/25/2037	765,398
	Countrywide Home Loan Mortgage Pass Through Trust
1,842,408	2.759%, 11/25/2035	1,478,667
624,847	2.754%, 2/20/2036	494,207
	Credit Suisse First Boston Mortgage Securities Corporation
523,445	5.250%, 10/25/2035	508,520
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,249,782	2.501%, 8/25/2035	955,780
499,365	0.653%, 11/25/2035[e]	251,104
859,207	5.500%, 11/25/2035	835,620
1,170,142	1.207%, 4/25/2047[e]	987,387
2,047,086	0.666%, 8/25/2047[e]	1,662,675
	Federal Home Loan Mortgage Corporation
8,073,535	2.500%, 12/15/2022[k]	459,777
2,530,604	2.500%, 5/15/2027[k]	195,508
3,139,648	2.500%, 2/15/2028[k]	277,600
9,636,934	2.500%, 3/15/2028[k]	867,078
5,050,042	3.000%, 4/15/2028[k]	485,706
4,292,367	3.000%, 2/15/2033[k]	503,254
	Federal National Mortgage Association
4,188,295	2.500%, 2/25/2028[k]	365,868
3,201,875	3.000%, 4/25/2028[k]	313,137
3,972,930	3.500%, 1/25/2033[k]	510,331
	First Horizon Alternative Mortgage Securities Trust
1,206,117	2.624%, 3/25/2035	1,047,876
1,225,610	2.757%, 7/25/2035	1,101,517
1,225,605	6.000%, 8/25/2036[e]	1,010,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Collateralized Mortgage Obligations (13.1%) - continued
	First Horizon Mortgage Pass-Through Trust
$1,631,868	2.877%, 8/25/2037	$1,294,620
	GMAC Mortgage Corporation Loan Trust
1,927,348	3.407%, 5/25/2035	1,769,175
	Government National Mortgage Association
3,882,732	4.000%, 1/16/2027[k]	391,430
	Greenpoint Mortgage Funding Trust
946,527	0.653%, 10/25/2045[e]	734,366
	IndyMac IMJA Mortgage Loan Trust
1,060,823	6.250%, 11/25/2037	854,804
	IndyMac INDX Mortgage Loan Trust
1,768,573	3.034%, 10/25/2035	1,443,396
1,407,195	1.093%, 7/25/2045[e]	1,150,870
	J.P. Morgan Alternative Loan Trust
1,942,013	6.500%, 3/25/2036	1,577,626
	J.P. Morgan Mortgage Trust
241,506	6.500%, 1/25/2035	232,447
1,381,487	2.882%, 8/25/2035	1,366,432
949,571	2.708%, 10/25/2036	852,672
1,065,065	0.833%, 1/25/2037[e]	556,918
789,423	2.787%, 1/25/2037	700,894
729,557	6.250%, 8/25/2037	547,126
	Lehman Mortgage Trust
809,709	1.203%, 12/25/2035[e]	555,336
	Master Asset Securitization Trust
963,768	0.953%, 6/25/2036[e]	517,736
	MASTR Alternative Loans Trust
305,191	6.500%, 7/25/2034	307,555
831,918	0.903%, 12/25/2035[e]	382,603
	Merrill Lynch Alternative Note Asset Trust
685,291	6.000%, 3/25/2037	524,098
1,042,393	6.000%, 3/25/2037	817,640
	Morgan Stanley Mortgage Loan Trust
674,022	2.880%, 11/25/2035	487,704
	MortgageIT Trust
1,488,410	0.713%, 12/25/2035[e]	1,329,442
1,196,212	0.653%, 4/25/2036[e]	880,253
	New Century Alternative Mortgage Loan Trust
1,503,891	6.167%, 7/25/2036[g]	866,289
	Pretium Mortgage Credit Partners, LLC
1,704,850	4.375%, 11/27/2030*	1,709,284
	Residential Accredit Loans, Inc. Trust
1,003,675	5.750%, 9/25/2035	888,563
1,526,553	6.000%, 4/25/2036	1,250,880
1,086,683	6.000%, 1/25/2037	894,014
2,108,765	5.750%, 4/25/2037	1,732,711
2,127,842	6.250%, 4/25/2037	1,801,913
476,493	6.000%, 6/25/2037	387,181
2,156,410	0.643%, 7/25/2037[e]	1,693,592
	Residential Asset Securitization Trust
1,613,717	6.239%, 8/25/2022	1,405,381
702,386	5.500%, 4/25/2035	702,878
1,170,430	0.833%, 8/25/2037[e]	309,894
	Residential Funding Mortgage Security I Trust
1,043,220	5.750%, 2/25/2036	968,584
1,568,637	6.000%, 7/25/2037	1,409,692
	Sequoia Mortgage Trust
2,244,696	3.018%, 9/20/2046	1,794,754
	Structured Adjustable Rate Mortgage Loan Trust
363,553	3.025%, 12/25/2034	352,846
931,712	2.939%, 7/25/2035	792,475
566,152	3.082%, 9/25/2035	464,964
885,789	2.805%, 5/25/2036	675,441
	Structured Asset Mortgage Investments, Inc.
1,803,865	0.763%, 12/25/2035[e]	1,275,360
1,373,612	0.663%, 5/25/2046[e]	947,257
	Suntrust Alternative Loan Trust
1,217,778	5.750%, 12/25/2035	1,096,639
	WaMu Mortgage Pass Through Certificates
896,091	2.204%, 11/25/2036	788,742
1,844,426	2.008%, 1/25/2037	1,552,439
162,594	2.448%, 8/25/2046	140,633
1,180,944	1.357%, 9/25/2046[e]	894,040
1,983,418	1.397%, 9/25/2046[e]	1,632,472
2,075,169	1.230%, 12/25/2046[e]	1,606,516
1,536,421	1.177%, 1/25/2047[e]	1,177,798
809,167	1.928%, 3/25/2047[e]	639,474
	Washington Mutual Mortgage Pass Through Certificates
862,863	1.053%, 6/25/2035[e]	646,927
1,081,127	6.000%, 11/25/2035	962,161
1,818,553	7.000%, 4/25/2037	999,520
2,556,301	1.187%, 2/25/2047[e]	1,793,643
	Washington Mutual Mortgage Pass-Through Certificates
1,302,849	7.000%, 2/25/2036	938,415
	Wells Fargo Mortgage Backed Securities Trust
1,892,890	2.990%, 7/25/2036	1,848,043
274,418	1.153%, 5/25/2037[e]	237,631
614,574	6.000%, 7/25/2037	605,763
1,030,147	6.000%, 11/25/2037	1,020,262

	Total	92,431,114

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,396,511
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,375,900

	Total	2,772,411

Communications Services (2.8%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[f]	1,025,000
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,509,559
	American Tower Corporation
95,000	2.800%, 6/1/2020	97,216
152,000	3.450%, 9/15/2021	158,211
	AT&T, Inc.
176,000	5.875%, 10/1/2019	199,107
95,000	1.561%, 6/30/2020[e]	94,628
95,000	2.800%, 2/17/2021	97,474

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Communications Services (2.8%) - continued
	CC Holdings GS V, LLC
$94,000	2.381%, 12/15/2017	$95,220
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	609,750
	Charter Communications Operating, LLC
47,000	3.579%, 7/23/2020[f]	49,136
47,000	4.464%, 7/23/2022[f]	50,513
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,445,000
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[f]	1,478,400
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	182,689
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,200,080
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[f]	1,083,500
	Frontier Communications Corporation
1,520,000	8.875%, 9/15/2020	1,622,600
	Hughes Satellite Systems Corporation
774,000	6.500%, 6/15/2019	835,920
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	672,513
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	606,000
	Neptune Finco Corporation
645,000	10.875%, 10/15/2025[f]	737,312
	Numericable-SFR SA
1,370,000	6.000%, 5/15/2022[f]	1,332,325
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	302,027
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	973,237
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	216,651
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,289,962
	Univision Communications, Inc.
860,000	5.125%, 5/15/2023[f]	853,550
	UPCB Finance V, Ltd.
774,000	7.250%, 11/15/2021[f]	806,895
	Verizon Communications, Inc.
115,000	2.625%, 2/21/2020	119,009
152,000	4.500%, 9/15/2020	168,713

	Total	19,912,197

Consumer Cyclical (2.6%)
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[f]	186,325
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[f]	847,875
	Corrections Corporation of America
820,000	5.000%, 10/15/2022	850,750
	eBay, Inc.
120,000	2.500%, 3/9/2018	122,190
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	233,097
155,000	2.597%, 11/4/2019	158,577
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	877,826
167,000	4.375%, 9/25/2021	176,227
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,450,750
	Hilton Worldwide Finance, LLC
1,080,000	5.625%, 10/15/2021	1,117,800
	Home Depot, Inc.
95,000	1.023%, 9/15/2017[e]	95,361
140,000	2.000%, 4/1/2021	143,790
95,000	2.625%, 6/1/2022	99,421
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[f]	505,625
710,000	5.625%, 2/1/2023[f]	737,513
	L Brands, Inc.
860,000	5.625%, 2/15/2022	925,360
	Lennar Corporation
610,000	12.250%, 6/1/2017	663,680
250,000	4.125%, 12/1/2018	252,500
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	93,192
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,324,025
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	125,014
	PulteGroup, Inc.
1,100,000	4.250%, 3/1/2021	1,134,100
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	99,124
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,473,500
	Six Flags Entertainment Corporation
850,000	5.250%, 1/15/2021[f]	876,563
	Starbucks Corporation
135,000	2.100%, 2/4/2021	138,756
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	215,592
	Visa, Inc.
90,000	2.200%, 12/14/2020	92,797
	Walgreens Boots Alliance, Inc.
120,000	1.750%, 5/30/2018	120,937
120,000	2.600%, 6/1/2021	122,239
	West Corporation
1,400,000	5.375%, 7/15/2022[f]	1,302,000
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[f]	1,572,038

	Total	18,134,544

Consumer Non-Cyclical (3.3%)
	Amgen, Inc.
95,000	2.125%, 5/1/2020	96,500
	Anheuser-Busch InBev Finance, Inc.
145,000	1.897%, 2/1/2021[e]	149,397
	B&G Foods, Inc.
500,000	4.625%, 6/1/2021	500,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Consumer Non-Cyclical (3.3%) - continued
	BAT International Finance plc
$95,000	1.163%, 6/15/2018[e,f]	$94,819
	Becton, Dickinson and Company
70,000	1.450%, 5/15/2017	70,182
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	56,919
	Bunge Limited Finance Corporation
90,000	3.500%, 11/24/2020	94,340
	Cardinal Health, Inc.
95,000	1.950%, 6/15/2018	96,101
	Celgene Corporation
95,000	3.550%, 8/15/2022	99,529
	Centene Escrow Corporation
1,555,000	5.625%, 2/15/2021[f]	1,621,088
	CHS/Community Health Systems, Inc.
1,415,000	7.125%, 7/15/2020	1,311,832
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,400,000
	CVS Health Corporation
106,000	2.250%, 12/5/2018	108,431
	EMD Finance, LLC
55,000	1.006%, 3/17/2017[e,f]	54,968
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[f]	1,407,000
	Express Scripts Holding Company
110,000	3.900%, 2/15/2022	117,884
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[f]	161,376
	Gilead Sciences, Inc.
95,000	3.250%, 9/1/2022	101,165
	Grifols Worldwide Operations, Ltd.
950,000	5.250%, 4/1/2022	966,625
	HCA, Inc.
925,000	3.750%, 3/15/2019	957,375
505,000	5.250%, 6/15/2026	524,253
	Iconix Brand Group, Inc., Convertible
790,000	1.500%, 3/15/2018	638,913
	Intercept Pharmaceuticals, Inc. Convertible
935,000	3.250%, 7/1/2023	964,359
	JBS USA, LLC
610,000	5.875%, 7/15/2024[f]	590,937
1,240,000	5.750%, 6/15/2025[f]	1,165,600
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,856
	Land O’Lakes, Inc.
1,200,000	8.000%, 12/31/2049[f,j]	1,227,000
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	94,021
	Medtronic plc
291,000	4.375%, 3/15/2035	329,162
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019[d]	255,646
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	138,965

	Mylan NV
205,000	2.500%, 6/7/2019[f]	207,722
45,000	3.750%, 12/15/2020[f]	46,916
	Pfizer, Inc.
870,000	5.200%, 8/12/2020	996,863
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024[f]	837,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	54,968
	SABMiller plc
75,000	6.500%, 7/15/2018[f]	82,265
	Safeway, Inc.
63,000	3.400%, 12/1/2016	62,842
	Spectrum Brands Escrow Corporation
790,000	6.375%, 11/15/2020	824,562
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,025,150
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,470,588
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	867,000
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	169,341
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	537,944
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[f]	914,850

	Total	23,533,254

Energy (1.8%)
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	112,902
42,000	4.850%, 3/15/2021	44,546
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,036,800
	BP Capital Markets plc
230,000	1.676%, 5/3/2019	231,845
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	154,145
	Chevron Corporation
90,000	1.136%, 11/16/2018[e]	89,624
	Concho Resources, Inc.
575,000	6.500%, 1/15/2022	588,656
860,000	5.500%, 10/1/2022	864,300
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023[f]	782,000
	Ecopetrol SA
210,000	5.875%, 9/18/2023	216,300
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	935,550
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,465,052
	EQT Corporation
105,000	5.150%, 3/1/2018	107,209
104,000	8.125%, 6/1/2019	114,576
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	188,006
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	93,038
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	193,750
610,000	6.375%, 1/30/2023[f]	451,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Energy (1.8%) - continued
	Occidental Petroleum Corporation
$225,000	2.600%, 4/15/2022	$230,555
	Pacific Drilling V, Ltd.
850,000	7.250%, 12/1/2017[f]	348,500
	Petrobras International Finance Company
144,000	5.750%, 1/20/2020	139,118
	Petroleos Mexicanos
194,000	5.500%, 2/4/2019[f]	203,894
	Pioneer Natural Resources Company
32,000	3.450%, 1/15/2021	33,043
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,108,188
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025	1,285,162
	Schlumberger Holdings Corporation
90,000	3.000%, 12/21/2020[f]	93,866
	Shell International Finance BV
95,000	1.080%, 5/11/2020[e]	93,753
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	94,842
	Targa Resources Partners, LP
1,000,000	6.625%, 10/1/2020	1,020,000
	Transcontinental Gas Pipe Line Company, LLC
95,000	7.850%, 2/1/2026[f]	118,228
	Whiting Petroleum Corporation, Convertible
645,000	1.250%, 4/1/2020	510,356

	Total	12,949,204

Financials (7.1%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	94,144
	Aegon NV
1,080,000	1.740%, 7/29/2049[e,j]	615,600
	AerCap Ireland Capital, Ltd.
500,000	3.950%, 2/1/2022	500,000
	Aetna, Inc.
195,000	1.900%, 6/7/2019	197,533
	Air Lease Corporation
47,000	2.625%, 9/4/2018	46,990
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	902,250
500,000	4.125%, 3/30/2020	501,250
	American Express Credit Corporation
95,000	1.706%, 9/14/2020[e]	95,291
	AMG Capital Trust II, Convertible
6,525	5.150%, 10/15/2037	356,428
	Argos Merger Sub, Inc.
1,370,000	7.125%, 3/15/2023[f]	1,411,100
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[f]	162,232
	Banco de Brasil SA
800,000	9.000%, 12/31/2049[f,j]	620,000
	Bank of America Corporation
272,000	5.700%, 5/2/2017	281,568
107,000	5.650%, 5/1/2018	114,666

255,000	5.625%, 7/1/2020	286,885
250,000	2.625%, 4/19/2021	253,834
99,000	8.000%, 12/29/2049[j]	98,381
	Barclays Bank plc
150,000	5.140%, 10/14/2020	158,961
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[f]	202,558
	Berkshire Hathaway Finance Corporation
285,000	1.700%, 3/15/2019	289,656
	Blackstone Mortgage Trust, Inc., Convertible
400,000	5.250%, 12/1/2018	424,500
	Caisse Centrale Desjardins du Quebec
50,000	1.303%, 1/29/2018[e,f]	49,866
	Capital One NA
290,000	2.400%, 9/5/2019	293,837
	Central Fidelity Capital Trust I
960,000	1.628%, 4/15/2027[e]	835,200
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,338,013
	Citigroup, Inc.
153,000	1.850%, 11/24/2017	153,843
225,000	2.050%, 6/7/2019	226,549
255,000	2.650%, 10/26/2020	259,494
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
815,000	11.000%, 12/29/2049[f,j]	971,888
	Credit Agricole SA
70,000	1.628%, 6/10/2020[e,f]	69,740
620,000	6.625%, 9/29/2049[f,j]	562,650
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[f,j]	603,000
1,240,000	6.250%, 12/29/2049[f,j]	1,166,937
	Credit Suisse Group Funding, Ltd.
580,000	2.750%, 3/26/2020	572,635
	CyrusOne, LP
860,000	6.375%, 11/15/2022	894,400
	Discover Bank
68,000	8.700%, 11/18/2019	80,071
	Discover Financial Services
150,000	6.450%, 6/12/2017	155,976
	Duke Realty, LP
155,000	4.375%, 6/15/2022	168,420
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[j]	809,375
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	147,379
460,000	7.500%, 2/15/2019	526,061
250,000	2.000%, 4/25/2019	252,565
50,000	1.798%, 4/23/2020[e]	49,854
95,000	2.274%, 11/29/2023[e]	94,797
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022	4,078,160
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[f]	253,289
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	203,065
	HCP, Inc.
107,000	3.750%, 2/1/2019	110,793

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (7.1%) - continued
	Health Care REIT, Inc.
$186,000	4.700%, 9/15/2017	$192,780
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	98,999
	HSBC Holdings plc
1,100,000	6.875%, 12/29/2049[j]	1,094,500
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	191,645
	Icahn Enterprises, LP
1,350,000	6.000%, 8/1/2020	1,333,125
	ILFC E-Capital Trust II
1,525,000	4.230%, 12/21/2065[e,f]	1,204,750
	ING Capital Funding Trust III
150,000	4.231%, 12/29/2049[e,j]	145,687
	International Lease Finance Corporation
610,000	5.875%, 8/15/2022	660,325
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	71,820
156,000	3.875%, 1/15/2019	160,337
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	161,873
40,000	2.250%, 1/23/2020	40,550
255,000	4.950%, 3/25/2020	281,873
205,000	2.700%, 5/18/2023	207,085
128,000	7.900%, 4/29/2049[j]	130,560
1,150,000	6.750%, 8/29/2049[j]	1,266,438
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058*	1,413,750
42,000	5.000%, 6/1/2021[f]	46,377
	Lloyds Banking Group plc
1,200,000	6.413%, 1/29/2049[f,j]	1,284,000
	Macquarie Bank, Ltd.
95,000	1.808%, 1/15/2019[e,f]	95,585
	Mellon Capital IV
840,000	4.000%, 6/29/2049[e,j]	674,100
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,695,735
	Morgan Stanley
50,000	1.774%, 1/27/2020[e]	50,193
290,000	2.800%, 6/16/2020	297,136
250,000	2.500%, 4/21/2021	252,615
110,000	4.875%, 11/1/2022	120,456
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	871,250
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	160,527
	National City Corporation
136,000	6.875%, 5/15/2019	153,293
	National Westminster Bank plc
1,860,000	0.938%, 11/29/2049[e,j]	1,024,270
	New York Life Global Funding
90,000	1.550%, 11/2/2018[f]	90,835
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	144,291
	Prudential Financial, Inc.
1,225,000	5.625%, 6/15/2043	1,277,455
	Quicken Loans, Inc.
1,425,000	5.750%, 5/1/2025[f]	1,375,125
	Realty Income Corporation
131,000	2.000%, 1/31/2018	132,090
	Regions Bank
43,000	7.500%, 5/15/2018	47,158
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	118,369
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	180,006
	Royal Bank of Scotland Group plc
930,000	7.640%, 3/29/2049[j]	883,500
385,000	7.648%, 8/29/2049[j]	454,300
	Santander UK plc
110,000	3.050%, 8/23/2018	112,600
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	98,255
145,000	2.500%, 7/15/2021	149,389
	Societe Generale SA
1,240,000	8.250%, 9/29/2049[j]	1,227,600
1,200,000	8.000%, 12/31/2049[f,j]	1,145,280
	Standard Chartered plc
1,240,000	6.500%, 12/29/2049[f,j]	1,137,700
	State Street Capital Trust IV
1,440,000	1.653%, 6/15/2037[e]	1,202,875
	State Street Corporation
95,000	1.526%, 8/18/2020[e]	95,347
	Sumitomo Mitsui Financial Group, Inc.
285,000	2.337%, 3/9/2021[e]	290,845
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	124,246
	Synchrony Financial
156,000	1.875%, 8/15/2017	156,244
35,000	1.867%, 2/3/2020[e]	33,905
156,000	3.750%, 8/15/2021	161,606
	Toronto-Dominion Bank
95,000	1.475%, 1/22/2019[e]	95,639
90,000	1.586%, 12/14/2020[e]	90,505
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	101,633
	USB Realty Corporation
1,240,000	1.775%, 12/29/2049[e,f,j]	990,450
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	207,818
	Wells Fargo & Company
50,000	1.318%, 1/30/2020[e]	49,691
290,000	2.150%, 1/30/2020	294,920

	Total	50,392,995

Foreign Government (3.7%)
	Argentina Government International Bond
150,000	7.125%, 7/6/2036[f]	150,000
332,000	6.250%, 4/22/2019[f]	346,110
265,000	7.625%, 4/22/2046[f]	286,200
	Brazil Government International Bond
390,000	5.875%, 1/15/2019	426,270
505,000	4.875%, 1/22/2021	532,018
720,000	2.625%, 1/5/2023	656,280
145,000	6.000%, 4/7/2026	157,325
696,000	5.000%, 1/27/2045	624,660

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Foreign Government (3.7%) - continued
	Colombia Government International Bond
$300,000	2.625%, 3/15/2023	$289,950
400,000	4.000%, 2/26/2024	417,800
215,000	5.625%, 2/26/2044	238,112
705,000	5.000%, 6/15/2045	731,437
	Croatia Government International Bond
188,000	6.750%, 11/5/2019[f]	204,685
560,000	6.625%, 7/14/2020[f]	610,960
	Hungary Government International Bond
640,000	5.750%, 11/22/2023	728,576
598,000	5.375%, 3/25/2024	667,966
	Indonesia Government International Bond
450,000	4.875%, 5/5/2021[f]	488,582
460,000	3.375%, 4/15/2023[f]	462,497
390,000	5.875%, 1/15/2024[f]	451,023
350,000	4.125%, 1/15/2025[f]	364,511
312,000	4.750%, 1/8/2026[f]	339,728
850,000	5.125%, 1/15/2045[f]	901,797
	Mexico Government International Bond
400,000	3.625%, 3/15/2022	421,600
660,000	4.000%, 10/2/2023	710,523
504,000	3.600%, 1/30/2025	526,680
432,000	4.125%, 1/21/2026	468,288
130,000	6.050%, 1/11/2040	163,475
400,000	4.750%, 3/8/2044	431,000
260,000	5.550%, 1/21/2045	311,350
455,000	4.600%, 1/23/2046	480,025
	Panama Government International Bond
320,000	4.000%, 9/22/2024	343,200
435,000	3.750%, 3/16/2025	458,925
130,000	6.700%, 1/26/2036	172,575
	Peru Government International Bond
145,000	5.625%, 11/18/2050	179,800
848,000	4.125%, 8/25/2027	930,680
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	194,003
180,000	6.375%, 10/23/2034	261,764
144,000	5.000%, 1/13/2037	185,661
288,000	3.950%, 1/20/2040	331,703
620,000	3.700%, 3/1/2041	690,916
	Romania Government International Bond
314,000	4.375%, 8/22/2023[f]	335,980
150,000	4.875%, 1/22/2024[f]	165,390
	Russia Government International Bond
260,000	3.500%, 1/16/2019[f]	268,498
1,200,000	5.000%, 4/29/2020[f]	1,294,704
800,000	4.875%, 9/16/2023[f]	872,592
367,250	7.500%, 3/31/2030[f]	448,045
390,000	5.625%, 4/4/2042[f]	441,043
	South Africa Government International Bond
400,000	5.500%, 3/9/2020	432,000
340,000	5.875%, 5/30/2022	378,420
72,000	5.375%, 7/24/2044	75,344
	Turkey Government International Bond
390,000	7.500%, 11/7/2019	445,415
1,100,000	7.000%, 6/5/2020	1,247,587
615,000	5.125%, 3/25/2022	657,580
260,000	6.250%, 9/26/2022	294,011
130,000	5.750%, 3/22/2024	144,964
640,000	4.250%, 4/14/2026	649,696
300,000	4.875%, 10/9/2026	315,912
289,000	4.875%, 4/16/2043	282,136
275,000	6.625%, 2/17/2045	333,965

	Total	26,421,937

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,500,000	3.000%, 7/1/2031[d]	2,622,559
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,500,000	2.500%, 8/1/2028[d]	2,582,567
2,000,000	2.500%, 7/1/2031[d]	2,069,178
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,000,000	3.500%, 7/1/2046[d]	6,330,937
1,000,000	4.000%, 7/1/2046[d]	1,072,159

	Total	14,677,400

Technology (1.7%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[f]	622,375
	Apple, Inc.
95,000	0.927%, 5/6/2020[e]	94,039
	Automatic Data Processing, Inc.
95,000	2.250%, 9/15/2020	98,702
	Cisco Systems, Inc.
115,000	1.254%, 2/21/2018[e]	115,712
95,000	1.173%, 3/1/2019[e]	95,341
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[f]	927,625
	Cypress Semiconductor Corporation Convertible
600,000	4.500%, 1/15/2022[f]	641,250
	Denali Borrower, LLC
1,370,000	5.625%, 10/15/2020[f]	1,437,130
	Diamond 1 Finance Corporation
120,000	3.480%, 6/1/2019[f]	122,929
	Equinix, Inc.
950,000	5.750%, 1/1/2025	983,250
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	95,141
	First Data Corporation
850,000	5.375%, 8/15/2023[f]	863,184
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[f]	906,870
	Hewlett Packard Enterprise Company
90,000	3.600%, 10/15/2020[f]	93,940

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Technology (1.7%) - continued
	IMS Health, Inc.
$490,000	6.000%, 11/1/2020[f]	$498,575
	Intel Corporation
205,000	1.700%, 5/19/2021	206,917
95,000	3.100%, 7/29/2022	101,719
	Intel Corporation, Convertible
650,000	2.950%, 12/15/2035	840,531
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	636,438
600,000	3.000%, 11/15/2043	458,250
	NXP Semiconductors NV, Convertible
510,000	1.000%, 12/1/2019	554,306
	Oracle Corporation
95,000	2.500%, 5/15/2022	97,070
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[f]	1,200,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	96,445

	Total	11,787,739

Transportation (0.4%)
	American Airlines Pass Through Trust
114,261	4.950%, 1/15/2023	124,259
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[f]	1,365,475
	Delta Air Lines, Inc.
83,174	4.950%, 5/23/2019	87,956
	ERAC USA Finance, LLC
225,000	2.600%, 12/1/2021[f]	228,667
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	99,131
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	200,613
	United Airlines 2015-1 Class A Pass Through Trust
90,000	3.700%, 12/1/2022	92,700
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[f]	810,688

	Total	3,009,489

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
1,260,000	1.875%, 6/30/2020	1,308,234
325,000	2.125%, 6/30/2022	342,672
2,300,000	1.625%, 2/15/2026	2,325,875

	Total	3,976,781

Utilities (1.3%)
	AES Corporation
610,000	7.375%, 7/1/2021	687,775
	Ameren Corporation
90,000	2.700%, 11/15/2020	92,691
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	911,325
1,080,000	5.375%, 1/15/2023	1,053,000
	Dynegy Finance I, Inc.
1,200,000	7.375%, 11/1/2022	1,158,000
	Electricite de France SA
1,340,000	5.250%, 12/29/2049[f,j]	1,286,266
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019[f]	151,745
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,165,600
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	159,331
	MPLX LP
1,525,000	4.875%, 12/1/2024[f]	1,485,596
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	122,326
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	600,850
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	60,829
	Southern Company
255,000	1.850%, 7/1/2019	258,226
	Xcel Energy, Inc.
95,000	1.200%, 6/1/2017	95,060

	Total	9,288,620

	Total Long-Term Fixed Income (cost $338,011,042)	338,891,335

Shares	Common Stock (27.9%)
Consumer Discretionary (4.1%)
5,500	Aisan Industry Company, Ltd.	35,588
5,070	Amazon.com, Inc.[l]	3,628,193
10,600	APN Outdoor Group Pty, Ltd.	54,928
3,170	AutoZone, Inc.[l]	2,516,473
800	Bayerische Motoren Werke AG	50,998
500	Beiersdorf AG	47,338
12,300	Berkeley Group Holdings plc	415,345
17,320	Best Buy Company, Inc.	529,992
6,800	Betsson AB	56,875
1,700	Brembo SPA	93,646
4,700	Bridgestone Corporation	151,044
5,700	Bunzl plc	175,382
11,840	Burlington Stores, Inc.[l]	789,846
8,000	Calsonic Kansei Corporation	60,798
9,494	Cedar Fair, LP	548,943
200	Christian Dior SE	32,039
11,400	Cineworld Group plc	83,161
46,812	Comcast Corporation	3,051,674
3,200	Compass Group plc	60,882
300	Continental AG	56,768
7,580	Core-Mark Holding Company, Inc.	355,199
1,200	Daimler AG	71,806
38,200	Debenhams plc	28,230
17,900	Denso Corporation	629,817
22,500	EDION Corporation	185,584
16,100	Eutelsat Communications	303,890
28,340	Ford Motor Company	356,234
15,500	Fuji Heavy Industries, Ltd.	532,788
12,120	General Motors Company	342,996
22,000	Gunze, Ltd.	61,455
8,300	Hakuhodo Dy Holdings, Inc.	99,482
8,380	Harman International Industries, Inc.	601,852
1,200	Hennes & Mauritz AB	35,305
23,800	Honda Motor Company, Ltd.	597,029
14,700	Howden Joinery Group plc	75,501
22,200	Inchcape plc	186,666
2,200	InterContinental Hotels Group plc	81,137
3,500	Intertek Group plc	163,077

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (27.9%)	Value
Consumer Discretionary (4.1%) - continued
2,800	JB Hi-Fi, Ltd.	$50,742
900	Koito Manufacturing Co., Ltd.	41,440
1,331	Linamar Corporation	47,411
1,300	LVMH Moet Hennessy Louis Vuitton SE	195,956
6,300	Marks and Spencer Group plc	26,980
26,105	MDC Partners, Inc.	477,460
15,870	Newell Brands, Inc.	770,806
41,760	NIKE, Inc.	2,305,152
10,500	NOK Corporation	178,559
2,100	Nokian Renkaat Oyj	75,268
500	Paddy Power plc	52,548
9,000	PanaHome Corporation	71,244
23,900	Persimmon plc	463,464
2,100	ProSiebenSat.1 Media AGl	91,859
9,459	Restoration Hardware Holdings, Inc.[l]	271,284
900	Rightmove plc	43,957
4,700	Saizeriya Company, Ltd.	83,981
5,500	Sekisui House, Ltd.	96,317
5,700	SHOWA Corporation	32,003
3,400	Sky plc	38,636
8,200	Sports Direct International plc[l]	35,110
4,000	Stanley Electric Company, Ltd.	85,425
15,200	Star Entertainment Group, Ltd.	61,936
26,746	Starbucks Corporation	1,527,732
15,500	Sumitomo Forestry Company, Ltd.	210,369
9,800	Sumitomo Rubber Industries, Ltd.	131,201
700	Swatch Group AG	40,087
1,900	Tamron Company, Ltd.	25,483
18,000	Tatts Group, Ltd.	51,799
36,000	Taylor Wimpey plc	63,867
18,170	Toll Brothers, Inc.[l]	488,955
3,400	USS Company, Ltd.	56,190
300	Valora Holding AG	83,400
8,000	Wacoal Holdings Corporation	78,947
21,420	Walt Disney Company	2,095,304
13,600	WH Smith plc	285,717
1,100	Whirlpool Corporation	183,304
2,200	Whitbread plc	102,937
14,200	Wolters Kluwer NV	574,978
10,500	WPP plc	218,836
8,700	Yokohama Rubber Company, Ltd.	109,116

	Total	29,073,721

Consumer Staples (1.7%)
900	AarhusKarlshamn AB	64,247
16,252	Anheuser-Busch InBev NV ADR	2,140,063
10,300	Axfood AB	197,835
2,845	British American Tobacco plc	184,440
41,830	Coca-Cola Company	1,896,154
15,200	Coca-Cola HBC AG	307,566
502	George Weston, Ltd.	43,445
3,300	Henkel AG & Company KGaA	356,956
23,779	Imperial Brands plc	1,289,608
3,000	Jeronimo Martins SGPS SA	47,315
1,900	Kesko Oyj	80,687
45,400	Koninklijke Ahold NV	1,002,553
900	KOSE Corporation	76,266
4,600	Nestle SA	356,400
5,000	Nichirei Corporation	46,129
6,000	Nippon Meat Packers, Inc.	146,964
19,420	Philip Morris International, Inc.	1,975,402
1,002	Premium Brands Holdings Corporation	42,191
3,700	Suedzucker AG	81,495
1,600	Sugi Holdings Company, Ltd.	89,213
12,100	Swedish Match AB	422,267
4,124	Universal Corporation	238,120
14,000	WhiteWave Foods Company[l]	657,160
7,749	Woolworths, Ltd.	121,881

	Total	11,864,357

Energy (1.8%)
287,838	BP plc	1,684,873
3,300	Caltex Australia, Ltd.	79,563
16,240	Continental Resources, Inc.[l]	735,185
22,790	EOG Resources, Inc.	1,901,142
25,930	EQT Corporation	2,007,760
13,331	OMV AG	374,745
11,590	Parsley Energy, Inc.[l]	313,625
10,138	Royal Dutch Shell plc	278,091
107	Royal Dutch Shell plc, Class A	2,939
5,603	Royal Dutch Shell plc, Class B	154,804
84,000	Spectra Energy Corporation	3,076,920
7,733	Statoil ASA	133,607
10,527	Total SA	504,835
2,273	Vantage Drilling International[l]	196,615
274,790	Weatherford International plc[l]	1,525,084

	Total	12,969,788

Financials (9.6%)
2,750	Acadia Realty Trust	97,680
3,830	Affiliated Managers Group, Inc.l	539,149
3,250	Agree Realty Corporation	156,780
11,108	Alexandria Real Estate Equities, Inc.	1,149,900
11,000	Allianz SE	1,569,239
1,450	American Campus Communities, Inc.	76,662
9,300	Anima Holding SPA[f]	43,845
5,550	Apartment Investment & Management Company	245,088
300,000	Apollo Investment Corporation	1,662,000
4,800	Apple Hospitality REIT, Inc.	90,288
183,600	Ares Capital Corporation	2,607,120
19,100	Australia & New Zealand Banking Group, Ltd.	348,004
4,400	AvalonBay Communities, Inc.	793,716
42,600	Banco Santander SA	165,318
25,600	Bank Hapoalim, Ltd.	128,970
41,600	Bank of East Asia, Ltd.	160,875
5,855	Bank of Montreal	371,390
18,912	Bank of Nova Scotia	926,753
14,160	Bank of Queensland, Ltd.	112,972
13,570	Bank of the Ozarks, Inc.	509,146
31,600	BinckBank NV	157,091
1,700	Bluerock Residential Growth REIT, Inc.	22,100
7,694	Boston Properties, Inc.	1,014,839
31,690	Brixmor Property Group, Inc.	838,517
11,060	Camden Property Trust	977,925
588	Canadian Imperial Bank of Commerce	44,165
6,058	Canadian Western Bank[m]	115,585
42,700	CapitaMall Trust	67,894
2,475	Care Capital Properties, Inc.	64,870
1,438	Chesapeake Lodging Trust	33,434
13,000	Chiba Bank, Ltd.	61,435
45,320	Citigroup, Inc.	1,921,115
13,500	CNP Assurances	199,177
950	CoreSite Realty Corporation	84,256
6,550	Crown Castle International Corporation	664,367

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (27.9%)	Value
Financials (9.6%) - continued
5,900	CubeSmart	$182,192
2,250	CyrusOne, Inc.	125,235
600	Daito Trust Construction Company, Ltd.	97,417
2,200	Danske Bank AS	57,905
8,700	DDR Corporation	157,818
6,200	Derwent London plc	216,304
62,700	DEXUS Property Group	425,462
4,172	Digital Realty Trust, Inc.	454,706
43,111	Direct Line Insurance Group plc	199,310
2,000	Douglas Emmett, Inc.	71,040
46,380	Duke Realty Corporation	1,236,491
1,550	DuPont Fabros Technology, Inc.	73,687
1,600	Education Realty Trust, Inc.	73,824
30,070	Encore Capital Group, Inc.[l]	707,547
1,779	EPR Properties	143,530
2,793	Equinix, Inc.	1,082,930
4,000	Equity Lifestyle Properties, Inc.	320,200
1,600	Equity One, Inc.	51,488
13,782	Equity Residential	949,304
14,900	Erste Group Bank AG	339,244
2,200	Essex Property Trust, Inc.	501,798
5,100	EXOR SPA	188,270
3,750	Extra Space Storage, Inc.	347,025
1,600	Federal Realty Investment Trust	264,880
1,250	First Industrial Realty Trust, Inc.	34,775
62,200	FlexiGroup, Ltd.	81,579
2,900	Forest City Realty Trust, Inc.	64,699
38,700	Frasers Centrepoint Trust	61,272
91,000	Fukuoka Financial Group, Inc.	300,050
4,050	Gaming and Leisure Properties, Inc.	139,644
16,627	General Growth Properties, Inc.	495,817
3,395	Genworth MI Canada, Inc.	87,086
1,900	GEO Group, Inc.	64,942
180,000	Golub Capital BDC, Inc.	3,252,600
11,000	Great Portland Estates plc	92,075
400	Groupe Bruxelles Lambert SA	32,802
20,924	H&R Real Estate Investment Trust	364,565
5,400	Hamborner REIT AG	58,303
11,500	Hang Seng Bank, Ltd.	197,257
5,300	Hannover Rueckversicherung SE	555,323
11,600	HCP, Inc.	410,408
3,500	Healthcare Realty Trust, Inc.[d]	122,465
4,450	Healthcare Trust of America, Inc.	143,913
74,200	Henderson Group plc	210,948
8,800	Henderson Land Development Company, Ltd.	49,709
4,500	Highwoods Properties, Inc.	237,600
2,100	Hitachi Capital Corporation	41,679
4,000	Hospitality Properties Trust	115,200
24,252	Host Hotels & Resorts, Inc.	393,125
3,150	Hudson Pacific Properties, Inc.	91,917
11,900	Hufvudstaden AB	186,776
75,000	Hysan Development Company, Ltd.	334,464
3,023	Intact Financial Corporation	215,947
8,200	International Exchange, Inc.	2,098,872
134,000	Invesco Mortgage Capital, Inc.	1,834,460
56,800	Investec plc	353,057
4,400	Iron Mountain, Inc.	175,252
27,530	J.P. Morgan Chase & Company	1,710,714
1,100	Jyske Bank AS	41,758
42,460	KeyCorp	469,183
2,300	Kilroy Realty Corporation	152,467
17,200	Kimco Realty Corporation	539,736
1,870	Lamar Advertising Company	123,981
3,000	LaSalle Hotel Properties	70,740
1,300	Liberty Property Trust	51,636
13,500	Link REIT	92,316
4,600	Macerich Company	392,794
9,100	Macquarie Group, Ltd.	473,696
7,150	Medical Properties Trust, Inc.	108,752
29,838	MetLife, Inc.	1,188,448
3,200	Mid-America Apartment Communities, Inc.	340,480
46,700	Mitsui & Company, Ltd.	557,466
190,000	Mizuho Financial Group, Inc.	273,421
3,600	MS and AD Insurance Group Holdings, Inc.	93,276
9,200	National Australia Bank, Ltd.	176,635
11,141	National Bank of Canada	381,068
2,000	National Health Investors, Inc.	150,180
6,400	National Retail Properties, Inc.	331,008
600	National Storage Affiliates Trust	12,492
278,458	New World Development Company, Ltd.	283,572
4,750	NorthStar Realty Finance Corporation	54,293
15,800	Old Mutual plc	42,683
3,950	Omega Healthcare Investors, Inc.	134,103
2,300	Outfront Media, Inc.	55,591
4,700	Parkway Properties, Inc.	78,631
1,700	Pebblebrook Hotel Trust	44,625
6,250	Physicians Realty Trust	131,313
3,416	Power Corporation of Canada	72,712
24,232	Prologis, Inc.	1,188,337
5,092	Public Storage, Inc.	1,301,464
1,308	QTS Realty Trust, Inc.	73,222
7,540	Raymond James Financial, Inc.	371,722
2,700	Realty Income Corporation	187,272
3,400	Regency Centers Corporation	284,682
1,900	Retail Opportunity Investments Corporation	41,173
2,400	Retail Properties of America, Inc.	40,560
7,681	RLJ Lodging Trust	164,757
1,300	Sampo Oyj	53,165
7,878	Schroders plc	248,951
4,426	Senior Housing Property Trust	92,194
12,146	Simon Property Group, Inc.	2,634,467
3,100	SL Green Realty Corporation	330,057
140,000	Solar Capital, Ltd.	2,667,000
2,480	Sovran Self Storage, Inc.	260,202
23,400	Spirit Realty Captial, Inc.	298,818
184,400	Stockland	653,791
5,531	Store Capital Corporation	162,888
5,800	Summit Hotel Properties, Inc.	76,792
1,050	Sun Communities, Inc.	80,472
4,587	Sunstone Hotel Investors, Inc.	55,365
7,700	Swiss Re AG	672,521
55,550	Synchrony Financial[l]	1,404,304
25,300	T&D Holdings, Inc.	214,848
1,800	Talanx AG	53,610
2,463	Tanger Factory Outlet Centers, Inc.	98,963
1,100	Taubman Centers, Inc.	81,620
1,300	Tokio Marine Holdings, Inc.	43,278
3,626	Toronto-Dominion Bank	155,711
8,900	UDR, Inc.	328,588
35,400	United Overseas Bank, Ltd.	487,740
3,400	Urban Edge Properties	101,524
8,200	Ventas, Inc.	597,124
6,578	VEREIT, Inc.	66,701
9,680	Vornado Realty Trust	969,162
3,200	Weingarten Realty Investors	130,624

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (27.9%)	Value
Financials (9.6%) - continued
20,947	Welltower, Inc.	$1,595,533
8,000	Wharf Holdings, Ltd.	48,820
11,000	Wheelock and Company, Ltd.	51,674
67,900	Wing Tai Holdings, Ltd.	82,418
1,700	WP Carey, Inc.	118,014
20,800	XL Group plc	692,848
25,690	Zions Bancorporation	645,590

	Total	67,726,189

Health Care (2.9%)
62,460	Abbott Laboratories	2,455,303
800	Actelion, Ltd.	134,718
18,550	Akorn, Inc.[l]	528,397
8,870	Allergan plc[l]	2,049,768
6,550	Amgen, Inc.	996,582
3,300	Astellas Pharmaceutical, Inc.	51,752
300	Bayer AG	30,131
8,493	Essilor International SA	1,116,232
700	Gerresheimer AG	53,922
9,400	Hikma Pharmaceuticals plc	309,553
16,100	Hologic, Inc.[l]	557,060
4,403	ICON plc[l]	308,254
1,300	Lonza Group AG	215,945
24,610	Medtronic plc	2,135,410
44,430	Merck & Company, Inc.	2,559,612
3,600	Merck KGaA	365,916
11,800	Novartis AG	973,955
11,900	Novo Nordisk AS	640,849
26,308	Pfizer, Inc.	926,305
1,400	Roche Holding AG-Genusschein	369,432
10,400	Sanofi	864,064
4,250	Teleflex, Inc.	753,568
15,310	Vertex Pharmaceuticals, Inc.l	1,316,966
4,050	Waters Corporation[l]	569,633

	Total	20,283,327

Industrials (2.5%)
3,500	Adecco SA	176,533
6,370	AerCap Holdings NVl	213,968
5,100	Aida Engineering, Ltd.	41,914
64,400	Air New Zealand, Ltd.	96,518
5,700	Amada Holdings Company, Ltd.	57,867
1,600	Andritz AG	75,868
30,000	Asahi Glass Company, Ltd.	162,807
1,900	Atlas Copco Aktiebolag	49,347
4,600	Babcock International Group plc	55,615
27,000	Cathay Pacific Airways, Ltd.	39,611
3,400	Compagnie de Saint-Gobain	128,880
8,000	Dai Nippon Printing Company, Ltd.	89,159
4,806	Dart Group plc	33,718
500	DCC plc	44,000
14,520	Delta Air Lines, Inc.	528,964
5,200	Deutsche Post AG	146,498
1,700	DSV AS	71,482
600	East Japan Railway Company	55,604
11,900	EMCOR Group, Inc.	586,194
5,100	Equifax, Inc.	654,840
1,100	Flughafen Zuerich AG	194,668
2,500	Fraport AG Frankfurt Airport Services Worldwide	133,853
15,000	Fuji Electric Company, Ltd.	62,453
5,159	Galliford Try plc	63,020
100	Georg Fischer AG	79,941
9,000	Hankyu Hanshin Holdings, Inc.	67,109
2,900	Hitachi Transport System, Ltd.	47,707
11,930	HNI Corporation	554,626
1,000	Hochtief AG	129,111
21,910	Honeywell International, Inc.	2,548,571
21,140	Illinois Tool Works, Inc.	2,201,942
3,600	Inaba Denki Sangyo Company, Ltd.	123,301
20,200	Ingersoll-Rand plc	1,286,336
9,100	Intrum Justitia AB	285,399
45,900	ITOCHU Corporation	561,504
34,820	Jacobs Engineering Group, Inc.[l]	1,734,384
7,000	Kamigumi Company, Ltd.	64,700
16,800	KITZ Corporation	79,720
17,500	KONE Oyj	807,635
3,986	Koninklijke Boskalis Westminster NV	136,013
800	Kuehne & Nagel International AG	112,088
3,200	Kurita Water Industries, Ltd.	71,334
11,600	Marubeni Corporation	52,406
18,060	Masco Corporation	558,776
25,300	Meggitt plc	137,517
5,430	Middleby Corporation[l]	625,808
6,600	MIRAIT Holdings Corporation	64,888
9,000	Mitsuboshi Belting, Ltd.	70,173
7,200	Nikkon Holdings Company, Ltd.	129,376
12,000	Nippon Express Company, Ltd.	54,837
11,900	Nitto Kogyo Corporation	147,946
2,700	Randstad Holding NV	107,976
700	Rieter Holding AG	143,288
1,300	SAAB AB	40,540
10,600	Sanwa Holdings Corporation	96,354
1,300	Schindler Holding AG	235,362
200	Schindler Holding AG - REG	36,397
2,000	Skanska AB	41,878
3,300	Southwest Airlines Company	129,393
1,800	TOTO, Ltd.	71,927
1,700	Travis Perkins plc	33,541
5,500	WABCO Holdings, Inc.[l]	503,635
2,655	WSP Global, Inc.	81,215
1,600	Yuasa Trading Company, Ltd.	33,010

	Total	18,051,045

Information Technology (3.6%)
3,390	Alphabet, Inc., Class Al	2,384,967
1,867	Alphabet, Inc., Class Cl	1,292,151
23,950	Apple, Inc.	2,289,620
1,420	AtoS	117,078
6,400	Canon, Inc.	182,721
8,250	Check Point Software Technologies, Ltd.[l]	657,360
31,120	Cisco Systems, Inc.	892,833
55,632	EMC Corporation	1,511,521
16,880	Facebook, Inc.[l]	1,929,046
37,480	Finisar Corporation[l]	656,275
14,900	FUJIFILM Holdings NPV	578,126
3,600	Hoya Corporation	128,578
2,000	ITOCHU Techno-Solutions Corporation	43,087
21,120	Juniper Networks, Inc.	474,989
1,700	Kyocera Corporation	80,891
13,240	MasterCard, Inc.	1,165,914
47,060	Microsoft Corporation	2,408,060
6,300	NEC Networks & System Integration Corporation	111,536
2,100	Nice, Ltd.	133,629
3,600	NS Solutions Corporation	55,483
3,185	NVIDIA Corporation	149,727
46,410	Pandora Media, Inc.[l]	577,804
11,250	Plantronics, Inc.	495,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (27.9%)	Value
Information Technology (3.6%) - continued
15,730	Progress Software Corporation[l]	$431,946
25,550	QLIK Technologies, Inc.[l]	755,769
14,300	Shinko Electric Industries Company, Ltd.	70,043
800	TDK Corporation	44,781
200	U-Blox AG	43,114
3,450	Ultimate Software Group, Inc.[l]	725,500
1,100	United Internet AG	45,726
33,870	Visa, Inc.	2,512,138
49,500	Xilinx, Inc.	2,283,435

	Total	25,228,848

Materials (0.8%)
1,200	Air Liquide SA	125,019
3,700	Amcor, Ltd.	41,601
1,940	Ashland, Inc.	222,654
48,200	BHP Billiton, Ltd.	671,728
14,800	BillerudKorsnas AB	220,853
4,200	Buzzi Unicem SPA	73,601
370	CCL Industries, Inc.	64,392
2,300	Croda International plc	96,551
4,790	Crown Holdings, Inc.[l]	242,709
37,000	Daicel Corporation	383,397
9,000	Denki Kagaku Kogyo KK	36,397
6,040	Domtar Corporation	211,460
1,400	Evonik Industries AG	41,732
3,800	FMC Corporation	175,978
1,100	FUCHS PETROLUB SE	43,275
100	Givaudan SA	201,352
5,000	Hexpol AB	51,345
3,100	JFE Holdings, Inc.	40,440
4,000	JSR Corporation	52,972
800	LafargeHolcim, Ltd.	33,470
19,300	Mitsubishi Chemical Holdings Corporation	88,471
8,000	Mitsubishi Gas Chemical Company, Inc.	41,735
24,000	Mitsubishi Materials Corporation	57,465
1,500	Nippon Shokubai Company, Ltd.	86,274
79,171	Norsk Hydro ASA	289,832
3,800	Novozymes AS	182,479
9,000	Oji Holdings Corporation	34,551
21,800	Orora, Ltd.	45,263
4,200	Packaging Corporation of America	281,106
2,540	PPG Industries, Inc.	264,541
1,552	Rio Tinto, Ltd.	53,685
11,660	Steel Dynamics, Inc.	285,670
4,000	Sumitomo Metal Mining Company, Ltd.	40,690
9,000	Sumitomo Seika Chemicals Company, Ltd.	50,140
9,000	Tosoh Corporation	41,514
15,096	UPM-Kymmene Oyj	277,326
14,404	Yara International ASA	457,569

	Total	5,609,237

Telecommunications Services (0.4%)
5,836	BCE, Inc.	276,182
13,400	Elisa Oyj	514,873

13,200	Freenet AG	339,948
161,636	KCOM Group plc	227,014
1,000	Millicom International Cellular SA	61,339
3,700	Nippon Telegraph & Telephone Corporation	173,511
12,700	Orange SA	206,509
4,600	Proximus SA	146,182
15,900	Telefonica Deutschland Holding AG	65,494
28,590	Zayo Group Holdings, Inc.l	798,519

	Total	2,809,571

Utilities (0.5%)
3,100	Chubu Electric Power Company, Inc.	44,116
5,300	E.ON SE	53,503
78,400	Electricidade de Portugal SA	240,028
15,700	Enagas SAm	479,641
33,426	MDU Resources Group, Inc.	802,224
13,704	NorthWestern Corporation	864,311
113,000	Osaka Gas Company, Ltd.	434,427
54,900	Redes Energeticas Nacionais SGPS SA	154,382
9,000	Toho Gas Company, Ltd.	73,645
7,900	Tokyo Electric Power Company, Inc.[l]	33,457
22,100	United Utilities Group plc	306,315
2,500	Veolia Environnement SA	53,987

	Total	3,540,036

	Total Common Stock (cost $195,207,854)	197,156,119

Shares	Registered Investment Companies (4.6%)
Equity Funds/ETFs (1.4%)
418,500	Alerian MLP ETF	5,323,320
580	iShares MSCI EAFE Index Fund	32,370
61,170	Materials Select Sector SPDR Fund	2,834,618
38,830	Utilities Select Sector SPDR Fund	2,037,410

	Total	10,227,718

Fixed Income Funds/ETFs (3.2%)
109,560	PowerShares Senior Loan Portfolio	2,516,593
247,465	Vanguard Short-Term Corporate Bond ETF	20,005,071

	Total	22,521,664

	Total Registered Investment Companies (cost $34,320,993)	32,749,382

	Preferred Stock (3.3%)
Consumer Staples (0.3%)
31,000	CHS, Inc., 6.750%[j]	883,500
48,800	CHS, Inc., 7.100%[j]	1,420,080

	Total	2,303,580

Financials (2.8%)
8,335	Agribank FCB, 6.875%[j]	879,082
9,400	American Tower Corporation, Convertible, 5.500%	1,055,808
64,790	Annaly Capital Management, Inc., 7.500%[j]	1,667,695
1,200	Bank of America Corporation, Convertible, 7.250%[j]	1,434,000
61,780	Citigroup, Inc., 6.875%[j]	1,757,641
35,980	Citigroup, Inc., 7.008%[e]	937,998
12,970	Cobank ACB, 6.250%[j]	1,338,342

24,000	Countrywide Capital V, 7.000%	626,160
6,000	Farm Credit Bank of Texas, 6.750%[j]	624,563
60,150	GMAC Capital Trust I, 6.402%[e]	1,492,923
69,200	Goldman Sachs Group, Inc., 5.500%[j]	1,832,416

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Preferred Stock (3.3%)	Value
Financials (2.8%) - continued
47,580	Morgan Stanley, 6.875%[j]	$1,367,449
32,100	Morgan Stanley, 7.125%[j]	952,407
24,500	PNC Financial Services Group, Inc., 6.125%[j]	742,105
39,100	U.S. Bancorp, 6.500%[j]	1,204,280
1,445	Wells Fargo & Company, Convertible, 7.500%[j]	1,877,344

	Total	19,790,213

Health Care (0.2%)
1,280	Allergan plc, Convertible, 5.50%	1,065,600

	Total	1,065,600

	Total Preferred Stock (cost $21,879,099)	23,159,393

	Collateral Held for Securities Loaned (0.1%)
480,195	Thrivent Cash Management Trust	480,195

	Total Collateral Held for Securities Loaned (cost $480,195)	480,195

Shares or Principal Amount	Short-Term Investments (5.7%)[n]
	Federal Home Loan Bank Discount Notes
800,000	0.327%, 8/5/2016[o]	799,805
100,000	0.370%, 9/14/2016[o]	99,942
	Federal Home Loan Mortgage Corporation Discount Notes
800,000	0.480%, 8/26/2016[o]	799,689
3,837,144	Thrivent Core Short-Term Reserve Fund 0.580%	38,371,439

	Total Short-Term Investments (cost $40,070,510)	40,070,875

	Total Investments (cost $722,667,478) 102.1%	$721,026,238

	Other Assets and Liabilities, Net (2.1%)	(14,517,159)

	Total Net Assets 100.0%	$706,509,079

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $74,314,836 or 10.5% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
h	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	Non-income producing security.
m	All or a portion of the security is on loan.

n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of June 30, 2016 was $18,760,611 or 2.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$1,421,715
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,290,511
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	448,048
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	1,713,585
Digicel, Ltd., 4/15/2021	6/9/2014	1,433,953
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,048,503
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,077,799
NRZ Advance Receivables Trust, 6/15/2049	6/23/2016	1,999,997
Pretium Mortgage Credit Partners I, LLC, 7/25/2031	6/17/2016	1,500,000
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,703,235
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	1,167,119
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	1,254,354
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,885,079
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	643,205

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 30, 2016:

Securities Lending Transactions
Common Stock	$453,588

Total lending	$453,588
Gross amount payable upon return of collateral for securities loaned	$480,195

Net amounts due to counterparty	$26,607

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2016	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 26, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: August 26, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer